Schedule of investments
Optimum Fixed Income Fund
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.60%
Connecticut Avenue Securities Trust
Series 2019-R01 2M2 144A 7.90% (SOFR + 2.56%) 7/25/31 #, •	5,143	$ 5,143
Series 2022-R01 1M2 144A 7.235% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,517,823
Series 2022-R02 2M2 144A 8.335% (SOFR + 3.00%) 1/25/42 #, •	900,000	923,842
Series 2024-R04 1M1 144A 6.424% (SOFR + 1.10%) 5/25/44 #, •	4,852,978	4,856,102
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,536	2,543
Series 2004-T1 1A2 6.50% 1/25/44	2,265	2,282
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	17,984	18,081
Series 2004-W15 1A1 6.00% 8/25/44	11,120	11,225
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	14,099	14,078
Series 2001-14 Z 6.00% 5/25/31	955	966
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	1,019,963	750,948
Series 2008-24 ZA 5.00% 4/25/38	3,267,458	3,264,359
Series 2009-2 AS 0.25% (5.59% minus SOFR, Cap 5.70%) 2/25/39 Σ, =, •	191,602	8,853
Series 2009-68 SA 1.30% (6.64% minus SOFR, Cap 6.75%) 9/25/39 Σ, =, •	76,637	6,901
Series 2017-40 GZ 3.50% 5/25/47	386,442	347,859
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-95 FA 5.793% (SOFR + 0.46%, Floor 0.35%) 11/25/47 •	171,812	$ 168,976
Series 2024-38 FA 6.124% (SOFR + 0.80%, Floor 0.80%) 1/25/51 •	1,940,432	1,938,563
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	15,153	15,151
Series 3143 BC 5.50% 2/15/36	555,131	566,852
Series 3289 SA 1.302% (6.64% minus SOFR, Cap 6.75%) 3/15/37 Σ, =, •	166,262	9,985
Series 4676 KZ 2.50% 7/15/45	338,196	288,706
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 6.985% (SOFR + 1.65%) 1/25/34 #, •	1,865,707	1,877,855
Series 2021-HQA2 M2 144A 7.385% (SOFR + 2.05%) 12/25/33 #, •	4,784,418	4,882,723
Series 2022-DNA1 M2 144A 7.835% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	3,056,603
Series 2022-DNA2 M2 144A 9.085% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	1,049,992
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	8,834	8,876
Series T-58 2A 6.50% 9/25/43 ♦	2,866	2,857
NQ- OPTFI [0624] 0824 (3775194)    1

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2008-65 SB 0.547% (5.89% minus TSFR01M, Cap 6.00%) 8/20/38 Σ, =, •	199,755	$ 3,183
Series 2009-2 SE 0.367% (5.71% minus TSFR01M, Cap 5.82%) 1/20/39 Σ, =, •	667,895	23,447
Series 2011-H21 FT 5.88% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	913,452	911,555
Series 2011-H23 FA 6.137% (TSFR01M + 0.81%, Cap 11.00%, Floor 0.70%) 10/20/61 •	1,011,404	1,012,677
Series 2012-H08 FB 6.037% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 3/20/62 •	96,252	96,261
Series 2012-H18 NA 5.957% (TSFR01M + 0.63%, Cap 10.50%, Floor 0.52%) 8/20/62 •	71,941	71,820
Series 2012-H29 SA 5.952% (TSFR01M + 0.63%, Cap 12.00%, Floor 0.52%) 10/20/62 •	1,502,820	1,500,834
Series 2013-113 LY 3.00% 5/20/43	541,330	481,802
Series 2015-H10 FA 6.037% (TSFR01M + 0.71%, Cap 7.50%) 4/20/65 •	5,687,326	5,666,320
Series 2015-H11 FC 5.987% (TSFR01M + 0.66%, Cap 7.50%, Floor 0.55%) 5/20/65 •	733,097	730,322
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-H12 FB 6.037% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 5/20/65 •	2,674,057	$ 2,666,070
Series 2015-H20 FB 6.037% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 8/20/65 •	738,181	735,728
Series 2015-H30 FD 6.037% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 10/20/65 •	30,114	30,115
Series 2016-H06 FD 6.357% (TSFR01M + 1.03%, Cap 7.50%, Floor 0.92%) 7/20/65 •	721,173	721,716
Series 2017-163 ZK 3.50% 11/20/47	2,536,224	2,301,425
Total Agency Collateralized Mortgage Obligations (cost $42,932,407)		42,551,419

Agency Commercial Mortgage-Backed Securities — 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	1,070,000	1,022,163
FREMF Mortgage Trust Series 2017-K71 B 144A 3.88% 11/25/50 #, •	470,000	444,083
Total Agency Commercial Mortgage-Backed Securities (cost $1,526,223)		1,466,246

Agency Mortgage-Backed Securities — 43.03%
Fannie Mae 5.50% 3/1/37	4,367	4,338
Fannie Mae S.F. 15 yr
2.00% 3/1/37	6,297,911	5,575,502
2.50% 7/1/36	4,931,097	4,460,285
2.50% 8/1/36	731,012	661,216
4.50% 9/1/37	785,030	767,995

2    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
2.00% 3/1/41	2,923,968	$ 2,455,488
2.00% 5/1/41	2,384,401	1,994,357
3.00% 9/1/37	1,070,076	993,288
4.00% 8/1/42	580,632	540,280
5.50% 8/1/43	1,648,402	1,651,419
Fannie Mae S.F. 30 yr
2.00% 6/1/50	10,014,386	7,917,538
2.00% 12/1/50	5,174,079	4,094,478
2.00% 1/1/51	880,116	700,923
2.00% 2/1/51	3,335,146	2,651,266
2.00% 3/1/51	112,118	88,069
2.00% 8/1/51	1,249,635	991,304
2.00% 9/1/51	7,631,722	5,991,117
2.00% 1/1/52	3,432,003	2,731,815
2.50% 8/1/50	3,016,872	2,517,973
2.50% 1/1/51	2,480,560	2,048,553
2.50% 7/1/51	1,132,565	936,795
2.50% 8/1/51	6,399,665	5,309,236
2.50% 2/1/52	20,227,525	16,607,771
2.50% 4/1/52	59,819	49,180
3.00% 10/1/42	1,041,898	919,200
3.00% 4/1/43	367,205	323,840
3.00% 11/1/48	573,002	500,177
3.00% 12/1/49	3,139,259	2,712,989
3.00% 3/1/50	1,407,903	1,220,613
3.00% 5/1/51	453,754	392,286
3.00% 7/1/51	3,688,911	3,178,820
3.00% 12/1/51	6,914,068	5,962,092
3.00% 6/1/52	3,478,969	2,983,932
3.50% 2/1/47	8,390,339	7,633,711
3.50% 7/1/47	1,553,084	1,414,961
3.50% 1/1/48	2,076,585	1,882,212
3.50% 2/1/48	1,353,032	1,219,341
3.50% 1/1/50	1,678,347	1,518,071
3.50% 3/1/50	515,905	464,087
3.50% 7/1/50	3,294,792	2,969,459
3.50% 8/1/50	4,368,876	3,943,504
3.50% 1/1/52	848,202	751,999
3.50% 3/1/52	2,800,450	2,506,240
3.50% 5/1/52	3,000,088	2,682,323
3.50% 6/1/52	5,572,431	4,935,649
3.50% 9/1/52	6,425,419	5,742,609
4.00% 10/1/40	7,305	6,894
4.00% 11/1/40	30,366	28,657
4.00% 3/1/46	52,053	48,751
4.00% 3/1/47	2,705,573	2,531,499
4.00% 4/1/47	404,160	378,545
4.00% 6/1/48	1,954,450	1,825,372
4.00% 9/1/48	2,431,754	2,256,733
4.00% 10/1/48	2,066,802	1,935,905
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 1/1/49	36,732	$ 34,105
4.00% 3/1/49	102,763	95,230
4.00% 6/1/49	469,787	439,058
4.00% 8/1/51	2,628,388	2,470,109
4.00% 9/1/52	4,559,080	4,176,577
4.50% 5/1/35	21,361	20,620
4.50% 8/1/35	35,402	34,260
4.50% 9/1/35	43,801	42,389
4.50% 5/1/39	151,094	146,770
4.50% 7/1/40	137,253	132,959
4.50% 4/1/41	11,830	11,492
4.50% 5/1/46	96,627	93,862
4.50% 4/1/48	555,362	541,868
4.50% 9/1/48	181,766	173,664
4.50% 12/1/48	158,284	151,088
4.50% 1/1/49	4,231,927	4,060,194
4.50% 1/1/50	7,657,611	7,421,165
4.50% 4/1/50	590,308	565,846
4.50% 10/1/52	11,527,658	10,883,414
4.50% 2/1/53	6,639,934	6,262,932
5.00% 3/1/34	650	641
5.00% 4/1/34	3,716	3,666
5.00% 8/1/34	6,196	6,111
5.00% 4/1/35	1,526	1,508
5.00% 12/1/37	624	617
5.00% 3/1/38	38,421	38,016
5.00% 5/1/40	60,983	60,302
5.00% 7/1/47	271,355	268,332
5.00% 1/1/51	2,962,256	2,912,249
5.50% 12/1/33	6,790	6,823
5.50% 2/1/35	102,075	103,169
5.50% 5/1/44	3,575,428	3,590,475
5.50% 10/1/52	7,838,475	7,761,125
5.50% 11/1/52	4,263,522	4,236,805
5.50% 7/1/53	511,693	504,735
6.00% 9/1/36	5,680	5,749
6.00% 8/1/38	11,943	12,070
6.00% 12/1/38	2,238	2,289
6.00% 1/1/42	3,008,030	3,075,342
6.00% 5/1/53	2,896,000	2,920,749
6.00% 9/1/53	7,231,652	7,253,921
6.50% 11/1/33	954	982
6.50% 2/1/36	19,684	20,404
6.50% 3/1/36	31,727	32,655
6.50% 6/1/36	20,942	21,717
6.50% 2/1/38	4,065	4,172
6.50% 11/1/38	1,777	1,820
Fannie Mae S.F. 30 yr TBA
2.00% 7/15/54 =	50,200,000	39,254,047

NQ- OPTFI [0624] 0824 (3775194)    3

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA
2.50% 8/15/54 =	49,200,000	$ 40,211,391
3.00% 8/15/54	54,100,000	46,056,850
3.50% 7/1/54	72,100,000	63,808,500
4.00% 7/1/54	70,500,000	64,504,743
4.50% 7/1/54	130,300,000	122,833,198
5.00% 7/1/54	110,400,000	106,691,256
5.00% 8/15/54	99,000,000	95,666,482
5.50% 8/15/54	142,100,000	140,129,471
6.00% 8/15/54	32,300,000	32,376,964
6.50% 8/1/54	28,600,000	29,091,562
Freddie Mac ARM
6.00% (RFUCCT1Y + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	11,228	11,249
7.555% (RFUCCT1Y + 2.18%, Cap 10.461%, Floor 2.18%) 5/1/37 •	27,242	27,496

Freddie Mac S.F. 15 yr 3.00% 3/1/35	5,608,480	5,221,976
Freddie Mac S.F. 20 yr
2.00% 3/1/41	2,966,647	2,505,755
2.00% 5/1/42	954,510	797,811
2.00% 8/1/42	3,421,672	2,862,795
2.50% 6/1/41	5,237,259	4,553,389
2.50% 3/1/42	3,540,971	3,052,257
3.00% 4/1/42	1,539,079	1,361,200
3.00% 6/1/42	1,941,079	1,716,341
5.00% 11/1/42	2,759,923	2,706,601
5.50% 8/1/24	38	38
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,282,178	1,787,967
2.50% 5/1/51	891,146	741,032
2.50% 10/1/51	6,521,261	5,408,012
2.50% 12/1/51	2,830,817	2,350,658
2.50% 5/1/52	3,181,073	2,599,421
3.00% 11/1/46	2,011,511	1,759,657
3.00% 1/1/47	1,487,114	1,297,650
3.00% 11/1/49	1,997,953	1,724,521
3.00% 1/1/50	509,011	441,207
3.00% 7/1/50	798,521	692,798
3.00% 12/1/50	151,819	131,621
3.00% 5/1/51	4,854,518	4,223,863
3.00% 8/1/51	207,661	178,438
3.00% 8/1/52	3,754,361	3,233,381
3.50% 8/1/48	15,999	14,451
3.50% 9/1/48	1,503,496	1,354,144
3.50% 11/1/48	3,811,735	3,443,474
3.50% 4/1/52	1,824,037	1,622,926
		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.00% 10/1/47		1,184,685	$ 1,097,089
4.00% 9/1/52		10,786,298	9,924,057
4.50% 8/1/48		680,074	653,863
4.50% 1/1/49		2,334,180	2,230,861
4.50% 3/1/49		144,697	138,404
4.50% 8/1/49		1,265,252	1,214,753
4.50% 7/1/52		1,787,528	1,688,596
4.50% 10/1/52		12,056,214	11,375,038
5.00% 7/1/52		2,907,440	2,829,624
5.00% 9/1/52		4,665,538	4,546,298
5.00% 6/1/53		19,163,036	18,563,147
5.50% 9/1/41		1,036,384	1,041,509
5.50% 9/1/52		4,845,329	4,804,735
5.50% 11/1/52		3,140,782	3,116,979
5.50% 2/1/53		3,714,850	3,685,435
5.50% 3/1/53		4,700,206	4,673,161
5.50% 9/1/53		5,557,704	5,530,168
6.00% 1/1/53		974,819	990,739
6.00% 5/1/53		3,419,592	3,444,128
6.50% 11/1/33		10,710	11,080
6.50% 1/1/35		36,017	37,811
7.00% 1/1/38		4,700	4,839
GNMA I S.F. 30 yr
3.00% 8/15/45		4,037,533	3,560,563
3.00% 3/15/50		319,362	278,790
5.50% 10/15/42		1,787,153	1,819,552
GNMA II S.F. 30 yr
3.00% 8/20/50		640,420	569,521
3.00% 12/20/51		1,584,089	1,381,171
5.00% 9/20/52		1,503,257	1,465,155
5.50% 6/20/49		2,857,682	2,873,976
6.00% 4/20/34		1,142	1,143

GNMA II S.F. 30 yr TBA 4.00% 7/15/54		6,000,000	5,544,140
Total Agency Mortgage-Backed Securities (cost $1,168,789,889)			1,144,757,621

Collateralized Debt Obligations — 4.81%
522 Funding CLO Series 2018-3A AR 144A 6.626% (TSFR03M + 1.30%, Floor 1.04%) 10/20/31 #, •		945,558	946,676
Adagio V CLO DAC Series V-A ARR 144A 4.626% (EUR003M + 0.72%, Floor 0.72%) 10/15/31 #, •	EUR	1,068,156	1,138,925

4    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Anchorage Capital CLO 6 Series 2015-6A AR3 144A 6.765% (TSFR03M + 1.44%, Floor 1.44%) 4/22/34 #, •		4,000,000	$ 4,004,712
Anchorage Capital CLO 9 Series 2016-9A AR2 144A 6.73% (TSFR03M + 1.40%, Floor 1.14%) 7/15/32 #, •		1,800,000	1,804,473
Apex Credit CLO Series 2018-1A A2 144A 6.615% (TSFR03M + 1.29%) 4/25/31 #, •		2,211,473	2,211,752
Apidos CLO XXIV Series 2016-24A A1AL 144A 6.536% (TSFR03M + 1.21%, Floor 0.95%) 10/20/30 #, •		1,250,094	1,252,937
Aqueduct European CLO DAC Series 2017-1A AR 144A 4.537% (EUR003M + 0.64%, Floor 0.64%) 7/20/30 #, •	EUR	791,972	846,889
Ares European CLO Series 7A A1RR 144A 4.566% (EUR003M + 0.66%, Floor 0.66%) 10/15/30 #, •	EUR	684,527	730,484
Ares European CLO X DAC Series 10A AR 144A 4.686% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	2,286,224	2,444,522
Ares European CLO XII DAC Series 12A AR 144A 4.747% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	300,000	320,772
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Ares European CLO XIV DAC Series 14A A 144A 5.017% (EUR003M + 1.12%, Floor 1.12%) 10/21/33 #, •	EUR	3,716,409	$ 3,975,496
Ares XL CLO Series 2016-40A A1RR 144A 6.46% (TSFR03M + 1.13%, Floor 0.87%) 1/15/29 #, •		595,433	595,789
Ares XXXIV CLO Series 2015-2A AR3 144A 6.637% (TSFR03M + 1.32%, Floor 1.32%) 4/17/33 #, •		2,600,000	2,606,802
Aurium CLO IV DAC Series 4A AR 144A 4.653% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	2,989,743	3,196,425
Bain Capital Euro CLO DAC Series 2018-2A AR 144A 4.637% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	1,224,293	1,308,777
Benefit Street Partners CLO XII Series 2017-12A A1R 144A 6.54% (TSFR03M + 1.21%, Floor 0.95%) 10/15/30 #, •		277,208	277,729
Benefit Street Partners CLO XVII Series 2019-17A AR 144A 6.67% (TSFR03M + 1.34%, Floor 1.08%) 7/15/32 #, •		700,000	700,634
Black Diamond CLO DAC Series 2019-1A A1R 144A 4.808% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	263,042	281,179

NQ- OPTFI [0624] 0824 (3775194)    5

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Blackrock European CLO VII DAC Series 7A AR 144A 4.526% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	2,133,851	$ 2,275,666
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 4.626% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	1,389,374	1,483,318
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 4.506% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	249,899	265,845
Series 2019-1A AR 144A 4.717% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	1,000,000	1,066,725

Cairn CLO X DAC Series 2018-10A AR 144A 4.686% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,398,260	1,492,627
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 4.606% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	1,652,920	1,765,746
Series 2019-2A A1R 144A 4.718% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	599,712	639,827

Carlyle Global Market Strategies CLO Series 2013-1A A1RR 144A 6.534% (TSFR03M + 1.21%, Floor 0.95%) 8/14/30 #, •		735,872	736,490
Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 4.578% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	1,391,382	1,483,800
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

CARLYLE US CLO Series 2017-1A A1R 144A 6.586% (TSFR03M + 1.26%, Floor 1.00%) 4/20/31 #, •		950,855	$ 952,646
CVC Cordatus Loan Fund VII DAC Series 7A ARR 144A 4.349% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	1,129,775	1,203,612
Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 4.566% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	2,168,960	2,312,332
Dryden 36 Senior Loan Fund Series 2014-36A AR3 144A 6.61% (TSFR03M + 1.28%, Floor 1.02%) 4/15/29 #, •		1,894,877	1,897,162
Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 4.688% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	2,091,849	2,234,714
Dryden Senior Loan Fund Series 2017-54A AR 144A 6.477% (TSFR03M + 1.15%, Floor 1.15%) 10/19/29 #, •		2,673,777	2,678,264
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 4.511% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	3,991,924	4,250,607
FS Rialto Series 2022-FL4 A 144A 7.233% (SOFR + 1.90%, Floor 1.90%) 1/19/39 #, •		3,500,000	3,513,391

6    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Galaxy XXI CLO Series 2015-21A AR 144A 6.606% (TSFR03M + 1.28%) 4/20/31 #, •		1,148,598	$ 1,149,852
GoldenTree Loan Management EUR CLO DAC Series 3A AR 144A 4.797% (EUR003M + 0.90%, Floor 0.90%) 1/20/32 #, •	EUR	272,748	291,688
Harvest CLO XVI DAC Series 16A ARR 144A 4.546% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	1,893,953	2,018,855
Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	248,211	252,310
HGI CRE CLO Series 2022-FL3 A 144A 7.033% (SOFR + 1.70%, Floor 1.70%) 4/20/37 #, •		2,960,940	2,960,916
Invesco Euro CLO I DAC Series 1A A1R 144A 4.556% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	250,000	265,721
Jubilee CLO DAC
Series 2014-11A ARR 144A 4.516% (EUR003M + 0.61%, Floor 0.61%) 4/15/30 #, •	EUR	680,507	726,986
Series 2014-12A ARRR 144A 4.506% (EUR003M + 0.60%, Floor 0.60%) 4/15/30 #, •	EUR	384,169	409,887
Series 2016-17A A1RR 144A 4.556% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,400,000	1,490,192
Series 2016-17A A2RR 144A 4.556% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	500,000	532,211

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

KKR CLO 18 Series 18 AR 144A 6.529% (TSFR03M + 1.20%, Floor 0.94%) 7/18/30 #, •		266,079	$ 266,039
Laurelin DAC Series 2016-1A ARR 144A 4.617% (EUR003M + 0.72%, Floor 0.72%) 10/20/31 #, •	EUR	1,210,307	1,294,761
LCM XV Series 15A AR2 144A 6.586% (TSFR03M + 1.26%, Floor 1.00%) 7/20/30 #, •		1,112,105	1,113,083
Man GLG Euro CLO III DAC Series 3A AR 144A 4.586% (EUR003M + 0.68%, Floor 0.68%) 10/15/30 #, •	EUR	353,323	377,497
Man GLG Euro CLO V DAC Series 5A A1R 144A 4.409% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	1,670,527	1,783,093
Man GLG US CLO Series 2018-1A A1R 144A 6.726% (TSFR03M + 1.40%) 4/22/30 #, •		2,069,779	2,072,362
Marathon CLO Series 2021-16A A1A 144A 6.79% (TSFR03M + 1.46%, Floor 1.20%) 4/15/34 #, •		1,250,000	1,251,899
Marathon Static CLO Series 2022-18A A1R2 144A 6.475% (SOFR + 1.15%, Floor 1.15%) 7/20/30 #, •		2,301,433	2,300,750
MF1 Series 2024-FL14 A 144A 7.076% (TSFR01M + 1.74%, Floor 1.74%) 3/19/39 #, •		900,000	899,697

NQ- OPTFI [0624] 0824 (3775194)    7

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Oak Hill European Credit Partners IV DAC Series 2015-4A A1RE 144A 4.627% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, •	EUR	205,524	$ 219,588
OCP Euro CLO DAC Series 2020-4A AR 144A 4.777% (EUR003M + 0.88%, Floor 0.88%) 9/22/34 #, •	EUR	1,900,000	2,027,754
OZLM IX Series 2014-9A A1A4 144A 6.525% (TSFR03M + 1.20%, Floor 1.20%) 10/20/31 #, •		842,905	844,250
OZLM XXIV Series 2019-24A A1AR 144A 6.746% (TSFR03M + 1.42%, Floor 1.42%) 7/20/32 #, •		2,100,000	2,101,936
Palmer Square European Loan Funding DAC Series 2021-1A A 144A 4.686% (EUR003M + 0.78%, Floor 0.78%) 4/15/31 #, •	EUR	1,231,020	1,315,995
Palmer Square Loan Funding
Series 2021-3A A1 144A 6.386% (TSFR03M + 1.06%, Floor 1.06%) 7/20/29 #, •		237,071	237,167
Series 2021-4A A1 144A 6.39% (TSFR03M + 1.06%, Floor 1.06%) 10/15/29 #, •		1,155,939	1,156,666

Sculptor European CLO V DAC Series 5A AR 144A 4.696% (EUR003M + 0.79%, Floor 0.79%) 1/14/32 #, •	EUR	3,246,421	3,465,796
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Segovia European CLO DAC Series 2019-6A AR 144A 4.777% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,597,564	$ 1,708,239
Signal Peak CLO 5 Series 2018-5A A1R 144A 6.876% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •		1,800,000	1,804,095
Sound Point CLO IX Series 2015-2A ARRR 144A 6.796% (TSFR03M + 1.47%, Floor 1.21%) 7/20/32 #, •		2,600,000	2,603,375
Sound Point CLO XVI Series 2017-2A AR 144A 6.565% (TSFR03M + 1.24%) 7/25/30 #, •		1,431,525	1,433,087
Symphony CLO XXIV Series 2020-24A AR 144A 6.526% (TSFR03M + 1.20%, Floor 1.20%) 1/23/32 #, •		1,707,777	1,709,276
Symphony Static CLO I Series 2021-1A A 144A 6.415% (TSFR03M + 1.09%, Floor 0.83%) 10/25/29 #, •		286,552	286,788
TCI-Symphony CLO Series 2017-1A AR 144A 6.52% (TSFR03M + 1.19%, Floor 0.93%) 7/15/30 #, •		745,183	746,168
THL Credit Wind River CLO Series 2019-3A AR 144A 6.67% (TSFR03M + 1.34%, Floor 1.08%) 7/15/31 #, •		3,100,000	3,103,673
Tikehau CLO DAC Series 2015-1A ARR 144A 4.723% (EUR003M + 0.87%, Floor 0.87%) 8/4/34 #, •	EUR	1,732,663	1,853,213

8    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Toro European CLO 6 DAC Series 6A AR 144A 4.832% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	300,000	$ 320,776
Toro European CLO 7 DAC Series 7A ARE 144A 4.638% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,900,000	2,026,896
Venture 32 CLO Series 2018-32A A1 144A 6.689% (TSFR03M + 1.36%, Floor 1.10%) 7/18/31 #, •		468,522	468,394
Venture 34 CLO Series 2018-34A AR 144A 6.57% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •		2,500,000	2,500,000
Venture 38 CLO Series 2019-38A A1R 144A 6.751% (TSFR03M + 1.42%, Floor 1.16%) 7/30/32 #, •		2,900,000	2,905,849
Venture 42 CLO Series 2021-42A A1A 144A 6.72% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •		1,300,000	1,299,669
Venture CLO Series 2018-34A A 144A 6.82% (TSFR03M + 1.49%, Floor 1.23%) 10/15/31 #, •		2,449,677	2,451,212
Venture XVII CLO Series 2014-17A ARR 144A 6.47% (TSFR03M + 1.14%) 4/15/27 #, •		1,212	1,211
Venture XXIV CLO Series 2016-24A ARR 144A 6.486% (TSFR03M + 1.16%, Floor 0.90%) 10/20/28 #, •		105,468	105,455
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Venture XXIX CLO Series 2017-29A AR 144A 6.574% (TSFR03M + 1.25%, Floor 0.99%) 9/7/30 #, •	2,435,999	$ 2,437,930
Venture XXVI CLO Series 2017-26A AR 144A 6.686% (TSFR03M + 1.36%, Floor 1.10%) 1/20/29 #, •	960,785	960,967
Vibrant CLO IV Series 2016-4A A1RR 144A 6.706% (TSFR03M + 1.38%, Floor 1.12%) 7/20/32 #, •	1,300,000	1,301,135
Vibrant CLO VII Series 2017-7A A1R 144A 6.626% (TSFR03M + 1.30%, Floor 1.04%) 9/15/30 #, •	1,397,279	1,397,537
Vibrant CLO XI Series 2019-11A A1R1 144A 6.706% (TSFR03M + 1.38%, Floor 1.12%) 7/20/32 #, •	1,500,000	1,501,556
Voya Series 2012-4A A1R3 144A 6.59% (TSFR03M + 1.26%) 10/15/30 #, •	791,578	792,455
Voya CLO Series 2014-4A A1RA 144A 6.69% (TSFR03M + 1.36%) 7/14/31 #, •	597,656	598,960
Total Collateralized Debt Obligations (cost $134,622,793)		128,042,612

Corporate Bonds — 31.56%
Banking — 11.29%
ABN AMRO Bank 144A 2.47% 12/13/29 #, μ	4,000,000	3,520,481
Access Bank 144A 6.125% 9/21/26 #	300,000	285,645
Akbank TAS 6.80% 6/22/31 μ, ■	200,000	195,564
Banco de Credito del Peru 144A 5.85% 1/11/29 #	330,000	334,237

NQ- OPTFI [0624] 0824 (3775194)    9

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Banco de Credito e Inversiones 144A 8.75% 2/8/29 #, μ, ψ		350,000	$ 366,879
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ		370,000	329,438
Banco Industrial 144A 4.875% 1/29/31 #, μ		170,000	164,575
Banco Internacional del Peru 144A 7.625% 1/16/34 #, μ		295,000	311,668
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ		200,000	202,073
Banco Nacional de Panama 144A 2.50% 8/11/30 #		200,000	154,477
Banco Santander
3.496% 3/24/25		1,000,000	985,373
4.175% 3/24/28 μ		1,200,000	1,157,054
4.875% 10/18/31 ■	EUR	800,000	905,780
5.588% 8/8/28		1,000,000	1,009,605

Banco Santander Mexico 144A 7.525% 10/1/28 #, μ		215,000	223,665
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ		280,000	273,241
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ		265,000	258,666
Bank of America
2.482% 9/21/36 μ		5,625,000	4,488,860
3.384% 4/2/26 μ		500,000	491,133
3.974% 2/7/30 μ		6,900,000	6,536,228
4.30% 1/28/25 μ, ψ		900,000	885,731
5.202% 4/25/29 μ		700,000	699,063
5.288% 4/25/34 μ		5,000,000	4,950,484
5.468% 1/23/35 μ		1,180,000	1,179,241
5.819% 9/15/29 μ		2,639,000	2,694,744
6.204% 11/10/28 μ		3,670,000	3,780,715

Bank of Montreal 7.70% 5/26/84 μ		1,570,000	1,607,507
Bank of New York Mellon 4.70% 9/20/25 μ, ψ		3,385,000	3,333,769
Barclays
3.33% 11/24/42 μ		1,300,000	934,109
4.972% 5/16/29 μ		3,000,000	2,937,325
5.501% 8/9/28 μ		1,600,000	1,597,533
6.224% 5/9/34 μ		812,000	832,513
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Barclays
6.375% 12/15/25 μ, ψ, ■	GBP	500,000	$ 615,972
7.125% 6/15/25 μ, ψ	GBP	1,800,000	2,258,474
7.385% 11/2/28 μ		1,989,000	2,096,469
7.437% 11/2/33 μ		3,000,000	3,301,190
BBVA Bancomer
144A 5.875% 9/13/34 #, μ		200,000	185,563
144A 8.125% 1/8/39 #, μ		230,000	233,068
BNP Paribas
144A 1.904% 9/30/28 #, μ		1,800,000	1,608,357
144A 2.159% 9/15/29 #, μ		600,000	523,867
144A 2.871% 4/19/32 #, μ		300,000	251,608
144A 3.052% 1/13/31 #, μ		2,600,000	2,278,355
144A 7.375% 8/19/25 #, μ, ψ		700,000	700,004
7.375% 8/19/25 μ, ψ, ■		500,000	500,003
BPCE
144A 5.748% 7/19/33 #, μ		5,000,000	4,956,069
144A 6.612% 10/19/27 #, μ		3,350,000	3,402,997

Citibank 5.488% 12/4/26		2,545,000	2,559,817
Citigroup
3.20% 10/21/26		1,000,000	953,871
4.075% 4/23/29 μ		2,400,000	2,301,453
5.174% 2/13/30 μ		1,900,000	1,889,316
5.61% 9/29/26 μ		897,000	896,759

Citizens Bank 6.064% 10/24/25 μ		2,130,000	2,129,018
Cooperatieve Rabobank
3.75% 7/21/26		1,350,000	1,299,953
4.375% 8/4/25		2,000,000	1,969,220
144A 5.447% 3/5/30 #, μ		3,300,000	3,301,427

Credit Agricole 144A 6.316% 10/3/29 #, μ		2,645,000	2,717,619
Credit Suisse Group
144A 6.25% #, ψ		2,000,000	240,000
144A 6.375% #, ψ		1,900,000	228,000
144A 6.442% 8/11/28 #, μ		1,750,000	1,794,908

10    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group
7.50% ψ, ■		400,000	$ 48,000

Danske Bank 144A 5.705% 3/1/30 #, μ		3,400,000	3,410,831
Deutsche Bank
2.129% 11/24/26 μ		700,000	664,524
3.547% 9/18/31 μ		1,500,000	1,321,105
3.729% 1/14/32 μ		2,331,000	1,966,283
3.961% 11/26/25 μ		5,700,000	5,652,072
6.119% 7/14/26 μ		3,000,000	3,003,368
6.72% 1/18/29 μ		2,030,000	2,095,712
6.819% 11/20/29 μ		1,559,000	1,621,875
7.146% 7/13/27 μ		1,130,000	1,157,741
Fifth Third Bancorp
2.55% 5/5/27		1,000	927
3.95% 3/14/28		4,000	3,819

Fifth Third Bank 5.852% 10/27/25 μ		1,575,000	1,573,760
Goldman Sachs Bank USA 5.283% 3/18/27 μ		2,030,000	2,024,060
Goldman Sachs Group
1.431% 3/9/27 μ		2,000,000	1,866,936
3.615% 3/15/28 μ		3,400,000	3,251,766
4.223% 5/1/29 μ		6,100,000	5,873,472
6.484% 10/24/29 μ		5,195,000	5,424,829
HSBC Holdings
2.013% 9/22/28 μ		3,800,000	3,413,755
2.848% 6/4/31 μ		2,700,000	2,334,814
2.871% 11/22/32 μ		2,000,000	1,663,957
4.70% 3/9/31 μ, ψ		500,000	427,430
5.21% 8/11/28 μ		500,000	496,865
5.546% 3/4/30 μ		1,800,000	1,803,822
5.875% 9/28/26 μ, ψ	GBP	500,000	611,508
6.254% 3/9/34 μ		1,100,000	1,145,969

Huntington Bancshares 6.208% 8/21/29 μ		1,770,000	1,807,637
ICICI Bank 144A 4.00% 3/18/26 #		200,000	195,471
ING Groep
3.875% 5/16/27 μ, ψ		3,000,000	2,549,070
5.55% 3/19/35 μ		4,000,000	3,950,953
6.083% 9/11/27 μ		840,000	849,699
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,199,677
144A 6.625% 6/20/33 #		2,600,000	2,682,340
144A 7.20% 11/28/33 #		800,000	855,946
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Intesa Sanpaolo
7.75% 1/11/27 μ, ψ, ■	EUR	200,000	$ 220,120
JPMorgan Chase & Co.
2.522% 4/22/31 μ		5,500,000	4,755,549
2.595% 2/24/26 μ		1,500,000	1,470,390
2.947% 2/24/28 μ		1,100,000	1,036,317
2.963% 1/25/33 μ		500,000	426,482
4.005% 4/23/29 μ		900,000	860,781
4.452% 12/5/29 μ		1,500,000	1,456,577
4.851% 7/25/28 μ		1,400,000	1,385,995
5.00% 11/1/24 μ, ψ		400,000	399,106
5.012% 1/23/30 μ		1,290,000	1,280,364
6.254% 10/23/34 μ		910,000	965,656

JPMorgan Chase Bank 5.11% 12/8/26		4,000,000	4,000,070
KeyBank
4.15% 8/8/25		890,000	872,998
5.85% 11/15/27		995,000	992,047
Lloyds Banking Group
2.438% 2/5/26 μ		300,000	293,988
3.50% 4/1/26 μ, ■	EUR	200,000	213,690
3.75% 3/18/28 μ		1,400,000	1,339,320
5.462% 1/5/28 μ		3,600,000	3,593,634
Mitsubishi UFJ Financial Group
2.193% 2/25/25		1,700,000	1,663,201
2.559% 2/25/30		1,800,000	1,570,856
Mizuho Financial Group
2.226% 5/25/26 μ		1,600,000	1,550,800
2.564% 9/13/31		1,400,000	1,139,694
2.591% 5/25/31 μ		2,000,000	1,708,769
3.261% 5/22/30 μ		3,100,000	2,822,762
Morgan Stanley
0.495% 10/26/29 μ	EUR	2,000,000	1,873,116
2.484% 9/16/36 μ		4,730,000	3,743,848
3.625% 1/20/27		4,000,000	3,857,560
3.79% 3/21/30 μ	EUR	4,400,000	4,718,070
4.21% 4/20/28 μ		1,400,000	1,360,750
5.123% 2/1/29 μ		4,100,000	4,084,940
6.138% 10/16/26 μ		865,000	870,952
6.296% 10/18/28 μ		1,717,000	1,772,132
6.407% 11/1/29 μ		1,688,000	1,761,640
6.627% 11/1/34 μ		1,625,000	1,755,707
Nationwide Building Society
144A 2.972% 2/16/28 #, μ		800,000	750,138
144A 4.302% 3/8/29 #, μ		5,200,000	4,980,132

NQ- OPTFI [0624] 0824 (3775194)    11

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
NatWest Group
4.80% 4/5/26		5,000,000	$ 4,941,000
5.125% 5/12/27 μ, ψ	GBP	500,000	587,807
5.778% 3/1/35 μ		3,800,000	3,814,224

NBK SPC 144A 1.625% 9/15/27 #, μ		500,000	460,313
Nykredit Realkredit 2.00% 10/1/53 ■	DKK	1	0
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		225,000	215,198
PNC Bank 4.05% 7/26/28		2,400,000	2,282,425
PNC Financial Services Group
5.676% 1/22/35 μ		1,090,000	1,096,281
6.875% 10/20/34 μ		1,645,000	1,793,659

Popular 7.25% 3/13/28		855,000	878,782
Rizal Commercial Banking 6.50% 8/27/25 μ, ψ, ■		305,000	301,162
Santander UK Group Holdings
3.823% 11/3/28 μ		3,200,000	3,025,339
6.534% 1/10/29 μ		3,350,000	3,443,504

Shinhan Financial Group 144A 5.00% 7/24/28 #		200,000	198,164
Standard Chartered 144A 6.301% 1/9/29 #, μ		385,000	393,137
Sumitomo Mitsui Financial Group
1.474% 7/8/25		2,600,000	2,496,740
2.222% 9/17/31		2,300,000	1,871,800

Sumitomo Mitsui Trust Bank 144A 5.20% 3/7/27 #		2,700,000	2,700,976
SVB Financial Group
1.80% 2/2/31 ‡		775,000	473,645
4.00% 5/15/26 ‡, ψ		2,110,000	21,100
4.57% 4/29/33 ‡		2,164,000	1,301,841

Toronto-Dominion Bank 4.108% 6/8/27		786,000	763,047
Truist Bank 2.636% 9/17/29 μ		5,182,000	5,071,080
Truist Financial 4.95% 9/1/25 μ, ψ		1,465,000	1,438,668
Turkiye Garanti Bankasi
144A 7.177% 5/24/27 #, μ		205,000	202,970
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Turkiye Garanti Bankasi
144A 8.375% 2/28/34 #, μ		320,000	$ 319,590
UBS Group
0.25% 11/5/28 μ, ■	EUR	1,000,000	956,889
144A 3.126% 8/13/30 #, μ		2,000,000	1,795,330
144A 4.194% 4/1/31 #, μ		2,500,000	2,334,659
144A 5.699% 2/8/35 #, μ		4,525,000	4,522,222

UniCredit 7.50% 6/3/26 μ, ψ, ■	EUR	600,000	658,233
US Bancorp
2.491% 11/3/36 μ		3,400,000	2,677,927
4.653% 2/1/29 μ		1,136,000	1,111,928
5.384% 1/23/30 μ		495,000	496,425
5.678% 1/23/35 μ		1,115,000	1,119,714
5.727% 10/21/26 μ		194,000	194,396
6.787% 10/26/27 μ		720,000	741,519
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	861,921
3.584% 5/22/28 μ		5,300,000	5,049,253
3.90% 3/15/26 μ, ψ		1,000,000	957,551
5.198% 1/23/30 μ		2,200,000	2,191,202
5.389% 4/24/34 μ		5,000,000	4,944,824

Wells Fargo Bank 5.254% 12/11/26		2,100,000	2,102,559
Yapi ve Kredi Bankasi 144A 9.25% 1/17/34 #, μ		310,000	318,130
			300,446,011
Basic Industry — 0.54%
Anglo American Capital 144A 5.50% 5/2/33 #		295,000	288,940
CSN Resources 144A 8.875% 12/5/30 #		310,000	308,197
First Quantum Minerals 144A 9.375% 3/1/29 #		275,000	287,684
FMG Resources August 2006 144A 6.125% 4/15/32 #		4,985,000	4,932,756
Freeport-McMoRan 5.45% 3/15/43		1,050,000	998,082
INEOS Styrolution Group 2.25% 1/16/27 ■	EUR	300,000	302,010

12    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
LYB International Finance III
3.625% 4/1/51	1,275,000	$ 877,687
5.50% 3/1/34	2,255,000	2,232,100

Novelis 144A 4.75% 1/30/30 #	570,000	529,345
Samarco Mineracao PIK, 144A 9.00% 6/30/31 #, >>	231,307	215,220
Sasol Financing USA 144A 8.75% 5/3/29 #	340,000	346,112
Sherwin-Williams 3.30% 5/15/50	3,495,000	2,383,199
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #	300,000	313,664
Vale Overseas 6.125% 6/12/33	315,000	317,622
		14,332,618
Basic Materials — 0.03%
Antofagasta 144A 6.25% 5/2/34 #	310,000	321,260
OCP 144A 7.50% 5/2/54 #	415,000	423,849
		745,109
Brokerage — 0.20%
Jefferies Financial Group
2.625% 10/15/31	2,925,000	2,361,843
5.875% 7/21/28	1,761,000	1,779,311
6.45% 6/8/27	331,000	339,008
6.50% 1/20/43	880,000	923,167
		5,403,329
Capital Goods — 0.65%
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #	200,000	147,644
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	265,724	272,292
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #	3,140,000	2,762,381
Boeing 2.196% 2/4/26	2,930,000	2,755,210
Cellnex Finance 144A 3.875% 7/7/41 #	4,299,000	3,398,838
Foxconn Far East 2.50% 10/28/30 ■	270,000	231,809
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
IHS Holding
144A 5.625% 11/29/26 #		240,000	$ 227,984
5.625% 11/29/26 ■		200,000	189,986

Northrop Grumman 5.20% 6/1/54		2,825,000	2,647,345
Rolls-Royce 144A 5.75% 10/15/27 #		1,000,000	1,005,486
SAN Miguel Industrias 144A 3.50% 8/2/28 #		200,000	176,082
Standard Industries 144A 3.375% 1/15/31 #		1,073,000	905,204
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		335,000	277,908
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		615,000	630,221
Teledyne Technologies 2.75% 4/1/31		1,730,000	1,481,561
UltraTech Cement 144A 2.80% 2/16/31 #		220,000	186,191
			17,296,142
Communications — 2.14%
Alibaba Group Holding 2.70% 2/9/41		265,000	178,209
Altice France 2.125% 2/15/25 ■	EUR	780,000	769,558
America Movil 4.70% 7/21/32		320,000	308,326
AT&T
2.55% 12/1/33		2,673,000	2,126,285
3.50% 6/1/41		1,345,000	1,028,223
3.50% 9/15/53		3,925,000	2,666,517

CCO Holdings 144A 4.25% 1/15/34 #		3,895,000	2,959,723
Charter Communications Operating
2.80% 4/1/31		4,000,000	3,271,012
3.85% 4/1/61		4,755,000	2,779,470
4.40% 12/1/61		4,252,000	2,776,646
5.05% 3/30/29		3,800,000	3,656,001
Comcast
2.80% 1/15/51		475,000	293,672
4.55% 1/15/29		3,640,000	3,583,730

Connect Finco 144A 6.75% 10/1/26 #		1,935,000	1,869,231
CSC Holdings 144A 4.625% 12/1/30 #		610,000	222,737

NQ- OPTFI [0624] 0824 (3775194)    13

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

CT Trust 144A 5.125% 2/3/32 #	285,000	$ 251,315
Directv Financing 144A 5.875% 8/15/27 #	1,460,000	1,374,475
Frontier Communications Holdings
144A 5.00% 5/1/28 #	1,480,000	1,395,817
144A 5.875% 10/15/27 #	795,000	776,941

Millicom International Cellular 144A 7.375% 4/2/32 #	286,000	285,374
Prosus 144A 4.193% 1/19/32 #	395,000	348,612
Rogers Communications
5.00% 2/15/29	1,865,000	1,842,388
5.30% 2/15/34	2,075,000	2,036,861

Silknet JSC 144A 8.375% 1/31/27 #	250,000	249,687
Sprint 7.625% 3/1/26	200,000	205,688
Sprint Capital 6.875% 11/15/28	3,275,000	3,474,192
Sprint Spectrum 144A 4.738% 9/20/29 #	274,688	273,012
Tencent Holdings
144A 2.88% 4/22/31 #	200,000	173,970
144A 3.68% 4/22/41 #	200,000	155,722

Time Warner Cable 7.30% 7/1/38	2,120,000	2,147,016
T-Mobile USA
1.50% 2/15/26	2,100,000	1,972,342
3.00% 2/15/41	3,445,000	2,466,534
3.30% 2/15/51	1,500,000	1,013,527
3.75% 4/15/27	2,150,000	2,066,928
3.875% 4/15/30	1,400,000	1,309,090
5.75% 1/15/34	755,000	776,471
Verizon Communications
2.10% 3/22/28	1,100,000	989,502
2.55% 3/21/31	537,000	456,377
2.875% 11/20/50	1,100,000	692,562
5.50% 2/23/54	760,000	744,516

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	1,290,000	1,072,548
		57,040,807
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 1.55%
Alsea 144A 7.75% 12/14/26 #		200,000	$ 201,883
Carnival
144A 4.00% 8/1/28 #		500,000	469,871
144A 7.625% 3/1/26 #		1,063,000	1,074,257
CK Hutchison International 23
144A 4.75% 4/21/28 #		200,000	197,530
144A 4.875% 4/21/33 #		350,000	337,929
Ford Motor Credit
1.744% 7/19/24	EUR	300,000	320,936
2.33% 11/25/25	EUR	200,000	209,515
2.386% 2/17/26	EUR	500,000	522,973
2.70% 8/10/26		700,000	657,689
2.90% 2/16/28		525,000	475,063
2.90% 2/10/29		300,000	264,638
3.25% 9/15/25	EUR	1,000,000	1,062,377
4.535% 3/6/25	GBP	1,100,000	1,380,029
4.542% 8/1/26		1,034,000	1,006,728
5.125% 6/16/25		600,000	595,659
5.80% 3/5/27		6,190,000	6,192,635
5.80% 3/8/29		1,080,000	1,076,713
6.125% 3/8/34		850,000	841,333
6.798% 11/7/28		535,000	553,007

Future Retail 144A 5.60% 1/22/25 #, ‡		565,000	3,955
General Motors
5.40% 4/1/48		1,300,000	1,164,131
5.95% 4/1/49		433,000	420,545
General Motors Financial
5.60% 6/18/31		590,000	585,790
5.75% 2/8/31		4,100,000	4,112,359
5.95% 4/4/34		585,000	585,729
Hilton Domestic Operating
144A 3.625% 2/15/32 #		700,000	606,355
144A 4.00% 5/1/31 #		700,000	627,232

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #		900,000	839,884
Home Depot
4.85% 6/25/31		460,000	456,523
4.875% 6/25/27		535,000	534,061
4.95% 6/25/34		1,375,000	1,361,198

Hyatt Hotels 1.80% 10/1/24		300,000	296,853

14    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Hyundai Capital America
144A 5.275% 6/24/27 #	775,000	$ 771,833
144A 5.40% 6/24/31 #	835,000	828,267

Marriott International 3.50% 10/15/32	900,000	779,644
Melco Resorts Finance
144A 5.375% 12/4/29 #	200,000	179,604
5.75% 7/21/28 ■	200,000	187,544
144A 7.625% 4/17/32 #	315,000	312,845
MGM China Holdings
144A 4.75% 2/1/27 #	495,000	471,926
144A 5.25% 6/18/25 #	400,000	395,556
Nissan Motor
144A 4.345% 9/17/27 #	1,400,000	1,337,249
144A 4.81% 9/17/30 #	600,000	557,644

Nissan Motor Acceptance 144A 2.45% 9/15/28 #	300,000	260,449
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	640,000	632,271
Sands China
2.30% 3/8/27	200,000	182,334
2.85% 3/8/29	400,000	352,320
3.25% 8/8/31	425,000	358,354
4.375% 6/18/30	300,000	276,583
5.40% 8/8/28	1,800,000	1,763,557

Studio City Finance 144A 5.00% 1/15/29 #	475,000	418,467
Warnermedia Holdings
3.638% 3/15/25	400,000	393,873
3.755% 3/15/27	400,000	379,863
5.05% 3/15/42	800,000	651,080
5.141% 3/15/52	500,000	389,557
Wynn Macau
5.50% 1/15/26 ■	200,000	195,943
5.50% 10/1/27 ■	200,000	190,737
		41,302,880
Consumer Non-Cyclical — 2.36%
AbbVie
4.05% 11/21/39	3,193,000	2,774,957
4.95% 3/15/31	6,230,000	6,215,866
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
AbbVie
5.35% 3/15/44		735,000	$ 727,074

Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #		235,000	210,585
Amgen 2.20% 2/21/27		3,300,000	3,061,973
Astrazeneca Finance 1.75% 5/28/28		4,600,000	4,081,562
Bacardi 144A 4.45% 5/15/25 #		500,000	494,111
Bayer US Finance
144A 6.125% 11/21/26 #		800,000	808,752
144A 6.25% 1/21/29 #		200,000	204,279
144A 6.375% 11/21/30 #		600,000	615,094
144A 6.50% 11/21/33 #		400,000	409,353

Bayer US Finance II 144A 4.375% 12/15/28 #		200,000	190,012
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	495,716
Bidvest Group UK 144A 3.625% 9/23/26 #		215,000	200,842
Bimbo Bakeries USA 144A 6.40% 1/15/34 #		310,000	328,064
Campbell Soup 5.20% 3/19/27		5,395,000	5,404,996
Cardinal Health 5.125% 2/15/29		3,365,000	3,357,767
Cencosud 144A 5.95% 5/28/31 #		360,000	361,793
Central American Bottling 144A 5.25% 4/27/29 #		221,000	205,763
Coty 144A 5.00% 4/15/26 #		1,500,000	1,481,371
CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦		54,211	53,748
DaVita
144A 3.75% 2/15/31 #		580,000	495,305
144A 4.625% 6/1/30 #		550,000	497,458
Elevance Health
5.15% 6/15/29		1,225,000	1,228,566

NQ- OPTFI [0624] 0824 (3775194)    15

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Elevance Health
5.375% 6/15/34	780,000	$ 783,999

Global Payments 3.20% 8/15/29	2,150,000	1,932,469
Haleon UK Capital 3.125% 3/24/25	500,000	491,011
Haleon US Capital 3.375% 3/24/29	500,000	464,422
HCA
3.50% 9/1/30	4,500,000	4,060,385
3.50% 7/15/51	3,592,000	2,403,164
4.125% 6/15/29	3,400,000	3,220,525
5.45% 4/1/31	2,555,000	2,553,879
Indofood CBP Sukses Makmur
3.541% 4/27/32 ■	265,000	229,059
4.805% 4/27/52 ■	200,000	166,109

International Container Terminal Services 4.75% 6/17/30 ■	445,000	427,429
JBS USA Holding Lux 5.50% 1/15/30	250,000	246,346
MHP Lux 144A 6.95% 4/3/26 #	365,000	304,420
Minerva Luxembourg 144A 8.875% 9/13/33 #	415,000	428,866
Movida Europe 144A 7.85% 4/11/29 #	320,000	301,368
Royalty Pharma
1.75% 9/2/27	2,975,000	2,673,433
3.35% 9/2/51	1,568,000	1,004,967
5.90% 9/2/54	1,250,000	1,203,659
Tenet Healthcare
4.25% 6/1/29	2,680,000	2,497,971
6.125% 10/1/28	1,240,000	1,234,736
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	200,000	192,564
6.75% 3/1/28	265,000	271,514

United Rentals North America 3.875% 2/15/31	594,000	530,478
UnitedHealth Group
3.70% 5/15/27	600,000	580,803
4.50% 4/15/33	644,000	615,764
		62,724,347
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 2.90%
3R Lux 144A 9.75% 2/5/31 #	410,000	$ 430,600
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,750,000	2,601,187
BP Capital Markets America
2.721% 1/12/32	1,465,000	1,245,045
4.812% 2/13/33	1,305,000	1,265,767
5.227% 11/17/34	995,000	987,946

Canacol Energy 144A 5.75% 11/24/28 #	500,000	264,817
Cheniere Energy Partners
4.50% 10/1/29	4,950,000	4,718,673
144A 5.75% 8/15/34 #	1,615,000	1,622,444
Diamondback Energy
5.20% 4/18/27	670,000	670,341
5.40% 4/18/34	2,844,000	2,816,754
5.75% 4/18/54	5,523,000	5,357,963

EIG Pearl Holdings 144A 4.387% 11/30/46 #	345,000	273,054
Enbridge
5.25% 4/5/27	1,325,000	1,325,287
5.70% 3/8/33	5,000,000	5,041,162
5.75% 7/15/80 μ	585,000	552,932

Energean Israel Finance 144A 4.875% 3/30/26 #	140,000	132,286
Energy Transfer
4.95% 5/15/28	700,000	689,636
5.50% 6/1/27	3,200,000	3,210,051
5.95% 5/15/54	1,095,000	1,066,961
6.10% 12/1/28	2,655,000	2,737,597
6.25% 4/15/49	4,420,000	4,400,859
6.50% 11/15/26 μ, ψ	3,380,000	3,342,315
Eni
144A 5.50% 5/15/34 #	1,055,000	1,045,688
144A 5.95% 5/15/54 #	1,120,000	1,100,797
Enterprise Products Operating
3.30% 2/15/53	3,560,000	2,399,549
5.35% 1/31/33	2,695,000	2,718,992

Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	260,997	209,123

16    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Geopark 144A 5.50% 1/17/27 #	320,000	$ 291,184
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	450,000	468,568
Kinder Morgan
5.00% 2/1/29	525,000	519,286
5.20% 6/1/33	1,010,000	980,579

Kosmos Energy 144A 7.75% 5/1/27 #	425,000	415,857
Medco Maple Tree 144A 8.96% 4/27/29 #	400,000	419,437
Murphy Oil 5.875% 12/1/27	1,180,000	1,179,629
NuStar Logistics
5.625% 4/28/27	140,000	138,910
6.375% 10/1/30	1,597,000	1,624,927

Occidental Petroleum 6.125% 1/1/31	2,042,000	2,091,324
ONEOK
4.35% 3/15/29	1,500,000	1,445,940
5.65% 11/1/28	700,000	710,774
6.05% 9/1/33	489,000	503,697

Pertamina Persero 144A 3.65% 7/30/29 #	197,000	183,358
Pluspetrol Camisea 144A 6.24% 7/3/36 #, =	420,000	421,470
Puma International Financing 144A 7.75% 4/25/29 #	432,000	435,985
Raizen Fuels Finance
144A 6.45% 3/5/34 #	200,000	203,285
144A 6.95% 3/5/54 #	430,000	437,689

Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,487,205
SierraCol Energy Andina 144A 6.00% 6/15/28 #	380,000	339,975
Southern Gas Corridor CJSC 6.875% 3/24/26 ■	200,000	201,343
Targa Resources 4.20% 2/1/33	300,000	269,888
Targa Resources Partners 5.00% 1/15/28	2,525,000	2,474,861
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	6,275,000	5,486,020
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Thaioil Treasury Center 144A 2.50% 6/18/30 #		210,000	$ 177,486
TMS Issuer 144A 5.78% 8/23/32 #		200,000	204,075
TotalEnergies Capital 5.488% 4/5/54		1,165,000	1,149,709
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #		220,000	217,225
Woodside Finance 144A 3.70% 9/15/26 #		400,000	384,927
			77,092,439
Finance Companies — 1.63%
AerCap Ireland Capital DAC
1.65% 10/29/24		500,000	493,273
2.45% 10/29/26		1,445,000	1,348,438
3.00% 10/29/28		4,503,000	4,093,762
3.50% 1/15/25		300,000	296,293
4.45% 10/1/25		1,200,000	1,183,710
4.45% 4/3/26		150,000	147,322
6.50% 7/15/25		1,350,000	1,360,697
Air Lease
2.875% 1/15/26		2,050,000	1,967,674
3.00% 2/1/30		6,050,000	5,361,918
4.125% 12/15/26 μ, ψ		715,000	648,121
4.625% 10/1/28		1,884,000	1,827,682
5.10% 3/1/29		1,363,000	1,349,058

Aviation Capital Group 144A 3.50% 11/1/27 #		3,905,000	3,657,316
Avolon Holdings Funding 144A 2.528% 11/18/27 #		116,000	104,389
Brookfield Capital Finance 6.087% 6/14/33		3,800,000	3,909,632
Cantor Fitzgerald 144A 7.20% 12/12/28 #		2,800,000	2,880,869
DAE Funding 3.375% 3/20/28 ■		2,700,000	2,483,842
GE Capital UK Funding Unlimited 5.875% 1/18/33 ■	GBP	300,000	390,719
Indigo Group 1.625% 4/19/28 ■	EUR	1,700,000	1,687,787
Jefferies Financial Group 6.05% 3/12/25		1,580,000	1,579,114

NQ- OPTFI [0624] 0824 (3775194)    17

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Jyske Realkredit 1.50% 10/1/53	DKK	1	$ 0
Logicor Financing 3.25% 11/13/28 ■	EUR	3,400,000	3,457,812
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■		215,000	220,483
Owl Rock Capital 2.875% 6/11/28		500,000	442,446
Realkredit Danmark
1.00% 10/1/50	DKK	1	0
1.50% 10/1/53 ■	DKK	1	0
2.00% 10/1/53 ■	DKK	1	0

Sirius Real Estate 1.125% 6/22/26 ■	EUR	2,400,000	2,413,339
			43,305,696
Financials — 1.27%
Abu Dhabi Developmental Holding PJSC 144A 5.50% 5/8/34 #		1,500,000	1,541,696
AIA Group 144A 5.375% 4/5/34 #		310,000	302,564
Athene Global Funding 4.823% ((EUR003M + 1.00%)) 2/23/27 ■, •	EUR	2,500,000	2,681,644
Aviation Capital Group 144A 5.375% 7/15/29 #		1,400,000	1,384,122
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ		280,000	269,954
Citibank 5.438% 4/30/26		955,000	958,688
Development Bank of Kazakhstan JSC 144A 5.50% 4/15/27 #		200,000	199,167
Encore Capital Group 144A 8.50% 5/15/30 #		400,000	407,698
Goldman Sachs Group
5.727% 4/25/30 μ		1,040,000	1,058,700
5.851% 4/25/35 μ		1,220,000	1,250,170

HDFC Bank 5.18% 2/15/29 ■		320,000	318,765
JPMorgan Chase & Co.
5.571% 4/22/28 μ		1,340,000	1,351,139
5.766% 4/22/35 μ		2,570,000	2,637,824

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)

Kookmin Bank 144A 2.50% 11/4/30 #	305,000	$ 256,326
Lloyds Banking Group 5.721% 6/5/30 μ	885,000	892,563
Morgan Stanley
5.652% 4/13/28 μ	1,200,000	1,212,159
5.656% 4/18/30 μ	1,200,000	1,220,611
5.831% 4/19/35 μ	3,007,000	3,083,546
6.374% (SOFR + 1.02%) 4/13/28 •	4,500,000	4,518,475

NBK SPC 144A 5.50% 6/6/30 #, μ	310,000	313,200
Shinhan Bank 144A 5.75% 4/15/34 #	255,000	251,860
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ	395,000	389,197
Turkiye Is Bankasi 144A 7.75% 6/12/29 #	400,000	400,712
Wells Fargo & Co.
5.707% 4/22/28 μ	3,800,000	3,833,758
6.428% (SOFR + 1.07%) 4/22/28 •	2,900,000	2,915,629

XP 144A 6.75% 7/2/29 #	250,000	248,125
		33,898,292
Healthcare — 0.40%
CVS Health 3.75% 4/1/30	4,400,000	4,050,597
UnitedHealth Group
4.90% 4/15/31	4,000,000	3,964,282
5.375% 4/15/54	2,755,000	2,678,275
		10,693,154
Industrials — 0.39%
Aeropuertos Dominicanos Siglo XXI 144A 7.00% 6/30/34 #	245,000	248,357
Amphenol
2.20% 9/15/31	710,000	583,173
5.05% 4/5/27	705,000	704,620
5.25% 4/5/34	825,000	822,725
Boeing
144A 6.259% 5/1/27 #	500,000	503,569
144A 6.298% 5/1/29 #	700,000	710,057
144A 6.388% 5/1/31 #	600,000	611,082

18    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials (continued)
Boeing
144A 6.528% 5/1/34 #		500,000	$ 512,206
144A 6.858% 5/1/54 #		700,000	718,898
144A 7.008% 5/1/64 #		400,000	409,853

Cemex 144A 9.125% 3/14/28 #, μ, ψ		220,000	235,075
Holcim Finance Luxembourg
0.50% 4/23/31 ■	EUR	1,100,000	946,109
0.625% 4/6/30 ■	EUR	1,000,000	903,963

HTA Group 144A 7.50% 6/4/29 #		365,000	363,663
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #		1,290,000	1,317,401
MV24 Capital 144A 6.748% 6/1/34 #		315,320	301,483
Sisecam UK 144A 8.25% 5/2/29 #		330,000	335,526
West China Cement 4.95% 7/8/26 ■		260,000	213,213
			10,440,973
Insurance — 0.53%
AIA Group
144A 3.375% 4/7/30 #		200,000	182,212
144A 3.90% 4/6/28 #		1,000,000	961,757
Aon
2.90% 8/23/51		4,930,000	3,011,965
5.00% 9/12/32		1,005,000	978,174
Aon North America
5.30% 3/1/31		2,295,000	2,289,500
5.75% 3/1/54		375,000	367,099
Athene Holding
3.45% 5/15/52		2,510,000	1,606,554
3.95% 5/25/51		1,120,000	802,177
6.25% 4/1/54		760,000	761,152

Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	954,024
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #		2,190,000	2,285,926
			14,200,540
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts — 1.13%
American Tower
2.30% 9/15/31		5,975,000	$ 4,877,312
3.65% 3/15/27		300,000	287,397
3.95% 3/15/29		2,150,000	2,029,786
5.20% 2/15/29		1,610,000	1,605,027
5.45% 2/15/34		885,000	877,632

CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		380,000	304,208
Cromwell Ereit Lux Finco 2.125% 11/19/25 ■	EUR	600,000	618,069
Crown Castle 2.25% 1/15/31		5,000,000	4,113,958
EPR Properties 4.50% 6/1/27		1,700,000	1,626,881
Extra Space Storage 5.40% 2/1/34		2,340,000	2,292,010
GLP Capital 4.00% 1/15/30		2,600,000	2,384,065
Iron Mountain 144A 5.25% 7/15/30 #		661,000	628,777
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		2,105,000	1,924,572
Starwood Property Trust 144A 7.25% 4/1/29 #		3,315,000	3,354,685
Sunac China Holdings
PIK, 144A 6.00% 9/30/26 #, >>		468,650	62,096
PIK, 144A 6.25% 9/30/27 #, >>		273,281	31,783

Trust Fibra Uno 144A 7.375% 2/13/34 #		305,000	301,248
VICI Properties
4.75% 2/15/28		100,000	97,759
4.95% 2/15/30		2,440,000	2,355,772
144A 5.75% 2/1/27 #		145,000	145,113
			29,918,150
Technology — 1.01%
Broadcom
144A 3.137% 11/15/35 #		2,789,000	2,234,418
144A 3.419% 4/15/33 #		1,600,000	1,379,976
144A 3.469% 4/15/34 #		6,362,000	5,425,743

NQ- OPTFI [0624] 0824 (3775194)    19

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Broadcom
144A 4.926% 5/15/37 #	115,000	$ 108,214
CDW
2.67% 12/1/26	2,450,000	2,294,550
3.276% 12/1/28	4,143,000	3,768,493

Entegris 144A 4.75% 4/15/29 #	1,230,000	1,177,759
Fiserv 3.50% 7/1/29	3,500,000	3,237,222
NXP 3.875% 6/18/26	3,250,000	3,157,507
Oracle
3.60% 4/1/50	1,952,000	1,367,427
4.65% 5/6/30	455,000	446,024
TD SYNNEX
2.375% 8/9/28	800,000	712,953
2.65% 8/9/31	1,200,000	987,917

TSMC Arizona 2.50% 10/25/31	350,000	296,391
TSMC Global 144A 2.25% 4/23/31 #	245,000	206,808
		26,801,402
Transportation — 0.62%
Air Canada 144A 3.875% 8/15/26 #	300,000	285,694
American Airlines 144A 5.50% 4/20/26 #	333,333	330,679
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	989,868	934,511
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 ♦	450,205	425,323
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	841,853	775,635
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	156,600	139,568
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ♦	91,957	78,779
Azul Secured Finance 144A 11.93% 8/28/28 #	200,000	194,290
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	900,299	$ 846,051
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ♦	242,492	218,015
Delta Air Lines 7.375% 1/15/26	900,000	918,844
ERAC USA Finance
144A 4.90% 5/1/33 #	710,000	691,305
144A 5.00% 2/15/29 #	730,000	728,349

Grupo Aeromexico 144A 8.50% 3/17/27 #	395,000	395,539
Mileage Plus Holdings 144A 6.50% 6/20/27 #	420,000	421,172
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	987,968
144A 4.45% 1/29/26 #	2,100,000	2,063,785
United Airlines
144A 4.375% 4/15/26 #	1,370,000	1,325,019
144A 4.625% 4/15/29 #	3,486,000	3,249,388

United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	1,046,821	1,049,789
US Airways 2012-2 Class A Pass Through Trust 4.625% 12/3/26 ♦	255,358	252,458
US Airways 2013-A Class A Pass Through Trust 3.95% 5/15/27 ♦	34,835	34,021
		16,346,182
Utilities — 2.92%
AEP Texas 5.40% 6/1/33	2,805,000	2,732,976
AES Andes
144A 6.30% 3/15/29 #	315,000	317,450
144A 8.15% 6/10/55 #, μ	315,000	315,630

20    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Alfa Desarrollo 144A 4.55% 9/27/51 #	297,882	$ 223,911
Appalachian Power 4.50% 8/1/32	2,045,000	1,892,317
Berkshire Hathaway Energy 2.85% 5/15/51	4,385,000	2,675,701
Boston Gas 144A 3.757% 3/16/32 #	500,000	436,463
Calpine
144A 4.50% 2/15/28 #	308,000	292,882
144A 5.00% 2/1/31 #	1,050,000	980,623
144A 5.125% 3/15/28 #	309,000	297,412

Constellation Energy Generation 5.75% 3/15/54	1,595,000	1,547,154
DTE Energy 5.10% 3/1/29	1,415,000	1,403,922
Duke Energy 4.875% 9/16/24 μ, ψ	1,630,000	1,619,973
Duke Energy Carolinas 4.95% 1/15/33	4,950,000	4,868,214
Duke Energy Indiana 3.25% 10/1/49	1,265,000	847,576
Engie
144A 5.25% 4/10/29 #	970,000	968,698
144A 5.625% 4/10/34 #	915,000	911,245

Engie Energia Chile 144A 6.375% 4/17/34 #	380,000	385,267
Entergy Arkansas 4.20% 4/1/49	870,000	692,875
Entergy Louisiana 4.95% 1/15/45	235,000	206,998
Entergy Texas 3.55% 9/30/49	700,000	501,107
Exelon 5.45% 3/15/34	645,000	640,752
Georgia Power 4.70% 5/15/32	3,200,000	3,094,758
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	300,000	217,572
JSW Hydro Energy 144A 4.125% 5/18/31 #	250,800	222,998
Minejesa Capital 144A 5.625% 8/10/37 #	200,000	180,970
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	421,641	$ 401,096
Nevada Power 5.90% 5/1/53	1,670,000	1,671,714
NextEra Energy Capital Holdings
1.90% 6/15/28	4,500,000	3,980,291
5.55% 3/15/54	2,695,000	2,580,978
5.749% 9/1/25	3,395,000	3,403,553
Oglethorpe Power
3.75% 8/1/50	1,620,000	1,149,966
6.20% 12/1/53	355,000	364,589
Pacific Gas & Electric
2.10% 8/1/27	1,400,000	1,263,787
3.00% 6/15/28	800,000	731,779
3.30% 3/15/27	700,000	663,421
3.30% 8/1/40	7,168,000	5,110,780
3.50% 6/15/25	400,000	391,385
3.50% 8/1/50	1,100,000	718,868
4.20% 3/1/29	3,200,000	3,029,061
4.40% 3/1/32	1,300,000	1,189,756
4.50% 7/1/40	1,100,000	906,916
PacifiCorp
5.10% 2/15/29	360,000	359,885
5.45% 2/15/34	610,000	602,825
5.80% 1/15/55	560,000	542,706

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	520,000	513,114
PG&E 5.25% 7/1/30	1,110,000	1,060,922
Sempra 4.875% 10/15/25 μ, ψ	575,000	565,407
Southern California Edison
4.00% 4/1/47	880,000	674,403
5.20% 6/1/34	1,340,000	1,308,947

Southern California Gas 2.95% 4/15/27	2,600,000	2,448,890
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	254,475	256,210
System Energy Resources 2.14% 12/9/25	800,000	756,836
Virginia Electric and Power 5.00% 4/1/33	4,000,000	3,896,161
Vistra 144A 7.00% 12/15/26 #, μ, ψ	1,500,000	1,488,399

NQ- OPTFI [0624] 0824 (3775194)    21

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Vistra Operations
144A 6.00% 4/15/34 #	595,000	$ 596,824
144A 6.95% 10/15/33 #	6,060,000	6,490,236
		77,595,149
Total Corporate Bonds (cost $882,081,910)		839,583,220

Government Agency Obligations — 0.42%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	200,000	179,169
Bapco Energies 7.50% 10/25/27 ■	200,000	203,722
BOC Aviation USA 144A 5.25% 1/14/30 #	535,000	532,881
CIMB Bank 144A 2.125% 7/20/27 #	350,000	319,570
Consorcio Transmantaro 144A 5.20% 4/11/38 #	280,000	262,794
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	225,000	155,120
144A 4.25% 7/17/42 #	200,000	158,257
Ecopetrol
5.875% 11/2/51	220,000	152,919
8.375% 1/19/36	250,000	245,718

Emirates NBD Bank PJSC 2.625% 2/18/25 ■	295,000	288,775
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	325,000	313,838
Freeport Indonesia
144A 5.315% 4/14/32 #	235,000	228,068
144A 6.20% 4/14/52 #	200,000	197,597

Gaci First Investment 4.875% 2/14/35 ■	264,000	249,734
Georgian Railway JSC 4.00% 6/17/28 ■	595,000	529,333
	Principal amount°	Value (US $)

Government Agency Obligations (continued)

Huarong Finance 2017 4.75% 4/27/27 ■	295,000	$ 278,406
Hutama Karya Persero 144A 3.75% 5/11/30 #	454,000	415,696
KazMunayGas National
144A 4.75% 4/19/27 #	200,000	193,640
144A 5.375% 4/24/30 #	270,000	263,601

MISC Capital Two Labuan 144A 3.75% 4/6/27 #	315,000	301,153
OCP
144A 3.75% 6/23/31 #	200,000	172,825
144A 5.125% 6/23/51 #	415,000	312,856

Oryx Funding 144A 5.80% 2/3/31 #	420,000	415,385
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	300,000	289,370
144A 5.25% 5/15/47 #	185,000	163,554
Petroleos Mexicanos
5.95% 1/28/31	600,000	483,894
6.70% 2/16/32	76,000	63,681
6.75% 9/21/47	390,000	256,783
7.69% 1/23/50	505,000	365,434
10.00% 2/7/33	100,000	100,427
Petronas Capital
144A 2.48% 1/28/32 #	200,000	166,566
144A 3.50% 4/21/30 #	440,000	404,410

PTTEP Treasury Center 144A 2.587% 6/10/27 #	400,000	370,741
QazaqGaz JSC 144A 4.375% 9/26/27 #	430,000	403,934
QNB Finance 2.625% 5/12/25 ■	255,000	248,323
Saudi Arabian Oil
144A 3.50% 11/24/70 #	220,000	142,797
144A 4.25% 4/16/39 #	430,000	374,955

22    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations (continued)

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	218,309	$ 175,170
Turk Telekomunikasyon 144A 7.375% 5/20/29 #	310,000	311,328
YPF 144A 9.50% 1/17/31 #	415,000	422,010
Total Government Agency Obligations (cost $11,991,102)		11,114,434

Municipal Bonds — 0.71%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	1,958,250
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,698,022	1,877,571
(Retiree Health Care) Series B 6.899% 12/1/40	1,698,032	1,877,582
Commonwealth of Puerto Rico
(Restructured) Series A-1 1.118% 7/1/24 ^	79,443	79,443
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	5,661,141	5,505,460
Golden State, California Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	1,510,212
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,685,000	1,839,632
	Principal amount°	Value (US $)

Municipal Bonds (continued)
New Jersey Transportation Trust Fund Authority
(Build America Bonds) Series C 5.754% 12/15/28	1,590,000	$ 1,598,347
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	697,942
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	715,000	724,953
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	233,463
Series A 2.351% 6/1/28	300,000	269,649
Series A 2.551% 6/1/29	300,000	265,188
Series A 2.951% 6/1/31	500,000	428,545
Total Municipal Bonds (cost $19,704,408)		18,866,237

Non-Agency Asset-Backed Securities — 3.95%
ABFC Trust Series 2006-HE1 A2D 5.90% (TSFR01M + 0.55%, Floor 0.44%) 1/25/37 •	233,712	128,952
Argent Securities Trust
Series 2006-M1 A2C 5.76% (TSFR01M + 0.41%, Floor 0.30%) 7/25/36 •	1,058,733	280,259
Series 2006-W4 A2C 5.78% (TSFR01M + 0.43%, Floor 0.32%) 5/25/36 •	553,346	131,828

NQ- OPTFI [0624] 0824 (3775194)    23

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 6.465% (TSFR01M + 1.12%, Floor 1.01%) 6/25/35 •	886,486	$ 867,175
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 4.992% 10/25/36 •	90,897	39,961
Carvana Auto Receivables Trust
Series 2024-N2 A2 144A 5.90% 8/10/27 #	300,000	300,184
Series 2024-P2 A3 5.33% 7/10/29	4,000,000	4,005,479

Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	118	116
Chase Auto Owner Trust Series 2024-2A A3 144A 5.52% 6/25/29 #	2,900,000	2,917,743
Chesapeake Funding II Series 2024-1A A1 144A 5.52% 5/15/36 #	3,197,422	3,196,034
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 6.96% (TSFR01M + 1.61%, Floor 1.50%) 10/25/37 #, •	3,195,802	3,197,325
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.576% 11/25/36 ~	76,082	75,169
Citizens Auto Receivables Trust
Series 2023-1 A3 144A 5.84% 1/18/28 #	3,800,000	3,816,476
Series 2024-1 A2A 144A 5.43% 10/15/26 #	2,500,000	2,496,968
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates Trust
Series 2004-3 2A 5.86% (TSFR01M + 0.51%, Floor 0.40%) 8/25/34 •	25,299	$ 24,124
Series 2005-3 MV7 7.41% (TSFR01M + 2.06%, Floor 1.95%) 8/25/35 •	4,200,000	3,758,688
Series 2006-1 AF6 4.513% 7/25/36 •	19,182	18,416
Series 2006-11 1AF6 6.15% 9/25/46 •	22,107	20,127
Series 2006-17 2A2 5.76% (TSFR01M + 0.41%, Floor 0.30%) 3/25/47 •	458,378	446,063
Series 2006-26 2A4 5.68% (TSFR01M + 0.33%, Floor 0.22%) 6/25/37 •	767,276	739,351
Series 2007-6 2A4 5.77% (TSFR01M + 0.42%, Floor 0.31%) 9/25/37 •	934,995	752,974

CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	5,000,000	4,632,781
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,484,995
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,240,440
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,196,500	6,386,984
EquiFirst Mortgage Loan Trust Series 2004-2 M7 8.46% (TSFR01M + 3.11%, Floor 3.00%) 10/25/34 •	662,361	577,540

24    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 5.78% (TSFR01M + 0.43%, Floor 0.32%) 4/25/36 •	515,394	$ 495,678
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	4,500,000	4,494,609
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	6,500,000	6,523,889
Fremont Home Loan Trust Series 2004-B M1 6.33% (TSFR01M + 0.98%, Floor 0.87%) 5/25/34 •	1,767,243	1,664,465
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	1,350,000	1,349,746
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 5.76% (TSFR01M + 0.41%, Floor 0.30%) 8/25/36 •	1,589,787	656,922
GLS Auto Select Receivables Trust Series 2024-3A A2 144A 5.59% 10/15/29 #	500,000	500,324
GM Financial Consumer Automobile Receivables Trust Series 2024-2 A2A 5.33% 3/16/27	4,000,000	3,995,335
Golden Credit Card Trust Series 2022-4A A 144A 4.31% 9/15/27 #	2,000,000	1,971,635
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	4,000,000	3,995,500
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
GSAMP Trust
Series 2006-FM3 A2D 5.69% (TSFR01M + 0.34%, Floor 0.23%) 11/25/36 •	734,053	$ 344,384
Series 2007-SEA1 A 144A 5.76% (TSFR01M + 0.41%, Floor 0.30%) 12/25/36 #, •	356,216	348,762

Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 5.70% (TSFR01M + 0.35%, Floor 0.24%) 4/25/37 •	995,746	661,190
HSI Asset Securitization Trust Series 2006-HE1 2A1 5.56% (TSFR01M + 0.21%, Floor 0.10%) 10/25/36 •	20,803	8,157
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	184,095	179,836
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 5.70% (TSFR01M + 0.35%, Floor 0.24%) 8/25/36 •	61,365	60,569
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 6.06% (TSFR01M + 0.71%, Floor 0.60%) 2/25/36 •	2,288,796	1,881,168
Series 2006-7 1A 5.77% (TSFR01M + 0.42%, Floor 0.31%) 8/25/36 •	2,103,148	1,061,192
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 5.61% (TSFR01M + 0.26%, Floor 0.15%) 11/25/36 •	3,429,906	1,945,373
Series 2007-HE5 A2D 5.80% (TSFR01M + 0.45%, Floor 0.34%) 3/25/37 •	2,593,904	1,085,487

NQ- OPTFI [0624] 0824 (3775194)    25

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

New Century Home Equity Loan Trust Series 2005-1 M2 6.18% (TSFR01M + 0.83%, Cap 12.50%, Floor 0.83%) 3/25/35 •	233,599	$ 229,504
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	8,000,000	7,968,671
Option One Mortgage Loan Trust
Series 2005-1 M1 6.24% (TSFR01M + 0.89%, Floor 0.78%) 2/25/35 •	741,729	691,546
Series 2007-4 2A4 5.77% (TSFR01M + 0.42%, Floor 0.31%) 4/25/37 •	4,500,805	2,525,038

RAAC Trust Series 2005-SP2 2A 6.06% (TSFR01M + 0.71%, Cap 14.00%, Floor 0.60%) 6/25/44 •	140,062	116,685
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	62,435	60,173
Soundview Home Loan Trust Series 2006-OPT1 2A4 6.00% (TSFR01M + 0.65%, Floor 0.54%) 3/25/36 •	38,932	38,519
Structured Asset Investment Loan Trust Series 2003-BC2 M1 6.84% (TSFR01M + 1.49%, Floor 1.38%) 4/25/33 •	15,778	15,493
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 5.73% (TSFR01M + 0.38%, Floor 0.27%) 3/25/36 •	846,503	781,042
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC2 A1 5.615% (TSFR01M + 0.27%, Floor 0.16%) 9/25/36 •	2,790,887	$ 1,683,547
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	544,625
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	83,412	81,073
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	4,256,725	3,978,477

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	5,500,000	5,521,759
United Auto Credit Securitization Trust Series 2024-1 A 144A 6.17% 8/10/26 #	1,546,889	1,547,434
World Omni Auto Receivables Trust Series 2024-B A2B 5.763% (SOFR + 0.43%, Floor 0.43%) 9/15/27 •	1,500,000	1,500,419
Total Non-Agency Asset-Backed Securities (cost $112,958,870)		105,044,378

Non-Agency Collateralized Mortgage Obligations — 2.30%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	800,587	377,166
Angel Oak Mortgage Trust Series 2024-2 A1 144A 5.985% 1/25/69 #, ~	1,329,534	1,323,288
ARM Trust
Series 2005-10 3A31 4.094% 1/25/36 •	18,911	17,164
Series 2006-2 1A4 4.826% 5/25/36 •	278,286	235,966

26    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust
Series 2005-E 7A1 6.583% (12MTA + 1.43%, Floor 1.43%) 6/20/35 •	59,009	$ 48,706
Series 2006-I 1A1 5.95% 12/20/36 •	62,424	59,784

Banc of America Mortgage Trust Series 2003-D 2A1 6.85% 5/25/33 •	466	442
Bear Stearns ARM Trust Series 2003-5 2A1 5.021% 8/25/33 •	12,217	10,994
Chase Home Lending Mortgage Trust
Series 2024-RPL1 A1A 144A 3.25% 3/25/64 #, •	1,751,771	1,526,735
Series 2024-RPL3 A1A 144A 3.25% 9/25/64 #, •	3,300,000	2,882,603

Chase Mortgage Finance Trust Series 2005-A1 3A1 4.649% 12/25/35 •	30,731	26,003
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	659,671	323,409
COLT Mortgage Loan Trust Series 2024-3 A1 144A 6.393% 6/25/69 #, ~	2,893,531	2,911,392
Cross Mortgage Trust Series 2024-H3 A1 144A 6.272% 6/25/69 #, ~	4,056,101	4,066,566
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	482,633	295,988
Series 2007-1 5A14 6.00% 2/25/37	136,200	71,098
Series 2007-3 4A12 1.29% (6.64% minus TSFR01M, Cap 6.75%) 4/25/37 Σ, =, •	61,558	6,445
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
CSMC Mortgage-Backed Trust
Series 2007-3 4A15 5.50% 4/25/37	27,334	$ 21,354
Series 2007-3 4A6 5.71% (TSFR01M + 0.36%, Cap 7.00%, Floor 0.25%) 4/25/37 •	61,558	46,926

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	741,312	639,160
GCAT Trust Series 2024-NQM2 A1 144A 6.085% 6/25/59 #, ~	4,263,288	4,267,722
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	13,532	11,472
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	1,876,528	1,625,295
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	2,075,124	1,647,535

GSR Mortgage Loan Trust Series 2007-AR1 2A1 4.307% 3/25/47 •	342,624	204,825
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 5.82% (TSFR01M + 0.47%, Cap 11.50%, Floor 0.36%) 6/25/37 •	2,712,564	1,364,638
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.234% 10/25/36 •	143,037	111,419
Series 2006-A7 2A2 4.458% 1/25/37 •	26,302	19,594
Series 2007-A1 6A1 5.338% 7/25/35 •	28,082	25,926
Series 2014-2 B1 144A 3.41% 6/25/29 #, •	21,186	19,603
Series 2014-2 B2 144A 3.41% 6/25/29 #, •	21,186	19,522

NQ- OPTFI [0624] 0824 (3775194)    27

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2015-4 B1 144A 3.532% 6/25/45 #, •		399,407	$ 362,664
Series 2015-4 B2 144A 3.532% 6/25/45 #, •		170,707	154,419
Series 2016-4 B1 144A 3.799% 10/25/46 #, •		154,686	141,580
Series 2016-4 B2 144A 3.799% 10/25/46 #, •		282,678	258,241
Series 2017-1 B3 144A 3.449% 1/25/47 #, •		760,629	660,003
Series 2017-2 A3 144A 3.50% 5/25/47 #, •		45,424	39,670
Series 2020-2 A3 144A 3.50% 7/25/50 #, •		126,161	109,787
Series 2020-7 A3 144A 3.00% 1/25/51 #, •		410,566	344,655
Series 2021-1 A3 144A 2.50% 6/25/51 #, •		656,777	523,908
Series 2021-10 A3 144A 2.50% 12/25/51 #, •		1,382,013	1,098,969
Series 2021-13 B1 144A 3.14% 4/25/52 #, •		1,875,236	1,513,262
JPMorgan Trust
Series 2015-5 B2 144A 6.79% 5/25/45 #, •		180,395	182,341
Series 2015-6 B1 144A 3.505% 10/25/45 #, •		147,963	137,837
Series 2015-6 B2 144A 3.505% 10/25/45 #, •		143,964	133,932

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,141,753	326,729
Ludgate Funding
Series 2006-1X A2A 5.542% (SONIA + 0.309%) 12/1/60 ■, •	GBP	787,333	974,366
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Ludgate Funding
Series 2008-W1X A1 5.953% (BP0003M + 0.60%) 1/1/61 ■, •	GBP	331,025	$ 411,964

Mansard Mortgages Series 2007-1X A2 5.532% (SONIA + 0.299%) 4/15/47 ■, •	GBP	357,082	444,512
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		924	925
Series 2004-5 6A1 7.00% 6/25/34		11,881	11,777

MASTR ARM Trust Series 2004-4 4A1 5.73% 5/25/34 •		21,353	20,030
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 5.759% 2/25/34 •		1,472	1,326
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •		665,311	533,116
Series 2021-1 A2 144A 2.50% 3/25/51 #, •		605,148	480,999
Series 2021-4 A3 144A 2.50% 7/25/51 #, •		677,696	538,460
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •		100,221	94,851
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •		2,290,307	2,149,516

OBX Trust Series 2024-NQM8 A1 144A 6.233% 5/25/64 #, ~		3,174,019	3,188,576
PRKCM Series 2024-AFC1 A1 144A 6.333% 3/25/59 #, ~		940,239	942,267
PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, ~		3,105,753	2,982,554

28    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
RALI Series Trust
Series 2007-QA5 2A1 6.17% 9/25/37 •		1,850,762	$ 1,229,487
Series 2007-QH8 A 6.02% 10/25/37 •		1,006,510	818,955
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •		654,351	519,601
Series 2021-6 A1 144A 2.50% 12/25/51 #, •		1,424,678	1,131,116

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 5.80% (TSFR01M + 0.45%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •		343,223	316,855
Sequoia Mortgage Trust
Series 2004-5 A3 6.257% (TSFR06M + 0.99%, Cap 11.50%, Floor 0.56%) 6/20/34 •		45,880	41,320
Series 2007-1 4A1 3.914% 9/20/46 •		188,211	125,216
Series 2015-1 B2 144A 3.93% 1/25/45 #, •		97,539	91,979
Series 2017-5 B2 144A 3.783% 8/25/47 #, •		2,585,751	2,342,305
Series 2020-4 A2 144A 2.50% 11/25/50 #, •		533,678	427,056

Stratton Mortgage Funding Series 2024-2A A 144A 6.134% (SONIA + 0.90%) 6/28/50 #, •	GBP	945,319	1,196,180
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Structured ARM Loan Trust Series 2006-1 7A4 3.948% 2/25/36 •	30,167	$ 25,088
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 5.953% (TSFR01M + 0.61%, Cap 11.00%, Floor 0.50%) 7/19/35 •	68,686	66,455
Verus Securitization Trust
Series 2023-7 A1 144A 7.07% 10/25/68 #, ~	5,291,731	5,378,632
Series 2024-4 A1 144A 6.218% 6/25/69 #, ~	3,840,708	3,854,864
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 4.824% 12/25/35 ♦, •	136,952	120,847
Series 2007-HY1 3A3 4.171% 2/25/37 ♦, •	100,334	82,273
Series 2007-HY7 4A1 4.669% 7/25/37 ♦, •	204,616	174,875
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR11 A6 6.589% 8/25/36 •	85,089	74,168
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	123,897	103,887
Total Non-Agency Collateralized Mortgage Obligations (cost $68,076,902)		61,093,135

Non-Agency Commercial Mortgage-Backed Securities — 4.73%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	562,213
Series 2017-BNK7 A5 3.435% 9/15/60	1,120,000	1,054,575
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	7,009,909
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	1,840,529

NQ- OPTFI [0624] 0824 (3775194)    29

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2022-BNK39 B 3.348% 2/15/55 •	1,353,000	$ 1,110,139
Series 2022-BNK39 C 3.379% 2/15/55 •	797,000	611,230
Series 2022-BNK40 B 3.506% 3/15/64 •	1,800,000	1,486,591
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	2,892,971
Series 2020-B20 A5 2.034% 10/15/53	13,250,000	10,580,846
Series 2020-B21 A5 1.978% 12/17/53	1,300,000	1,059,831
Series 2020-B22 A5 1.973% 1/15/54	6,600,000	5,361,275
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	5,617,042
Series 2021-B29 A5 2.388% 9/15/54	6,000,000	4,947,388
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	1,398,200
Series 2022-B32 C 3.571% 1/15/55 •	2,200,000	1,645,092
Series 2022-B33 B 3.735% 3/15/55 •	900,000	727,699
Series 2022-B33 C 3.735% 3/15/55 •	900,000	702,130
Series 2022-B35 A5 4.592% 5/15/55 •	2,000,000	1,847,396

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	600,000	525,816
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,128,903
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	3,457,384
Series 2019-CF3 A4 3.006% 1/15/53	800,000	696,333
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	385,791
Series 2019-CD8 A4 2.912% 8/15/57	11,575,000	10,096,882

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	3,100,000	2,953,506
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	$ 781,568
Series 2015-GC27 A5 3.137% 2/10/48	1,400,000	1,383,502
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,248,528
Series 2017-C4 A4 3.471% 10/12/50	635,000	598,224
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,173,645
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	554,616
Series 2015-CR23 A4 3.497% 5/10/48	780,000	764,150
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,259,781
Series 2018-HCLV A 144A 6.625% (TSFR01M + 1.30%, Floor 1.00%) 9/15/33 #, •	2,900,000	2,697,001

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	858,935
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,203,802
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,808,526
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,134,503
Series 2019-GC42 A4 3.00% 9/10/52	5,000,000	4,467,962
Series 2020-GC47 A5 2.377% 5/12/53	3,716,000	3,158,382

Hilton USA Trust Series 2016-SFP A 144A 2.828% 11/5/35 #	2,500,000	2,164,062
JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	7,482,198	7,304,491

30    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	$ 1,551,161
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	988,984
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,233,684
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	307,002
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,142,341
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	931,531
Series 2015-C27 ASB 3.557% 12/15/47	423,024	418,704
Series 2016-C29 A4 3.325% 5/15/49	1,445,000	1,381,374
Morgan Stanley Capital I Trust
Series 2014-150E A 144A 3.912% 9/9/32 #	3,700,000	3,219,000
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	898,977
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	3,681,557

VMC Finance Series 2021-FL4 A 144A 6.546% (TSFR01M + 1.21%, Floor 1.21%) 6/16/36 #, •	122,974	122,266
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	271,423
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	494,640
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,142,938
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	$ 1,892,465
Total Non-Agency Commercial Mortgage-Backed Securities (cost $143,211,530)		125,939,396

Loan Agreements — 1.77%
Capital Goods — 0.12%
Berry Global Tranche AA 7.191% (SOFR01M + 1.86%) 7/1/29 •	550,877	551,830
Standard Industries 7.344% (SOFR01M + 2.00%) 9/22/28 •	1,024,529	1,028,080
SunSource Borrower 9.444% (SOFR01M + 4.10%) 3/25/31 •	1,531,162	1,535,948
		3,115,858
Communications — 0.27%
Charter Communications Operating
Tranche B2 7.052% (SOFR03M + 1.75%) 2/1/27 •	467,668	467,841
Tranche B-4 7.302% (SOFR03M + 2.00%) 12/7/30 •	1,840,750	1,821,960

Connect US Finco 9.844% (SOFR01M + 4.50%) 9/27/29 •	623,101	588,830
Frontier Communications Holdings Tranche B TBD 6/20/31 X	1,992,918	1,997,900
Frontier Communications Tranche B 9.208% (SOFR01M + 3.86%) 10/8/27 •	1,000,286	1,001,849
Viasat 9.844% (SOFR01M + 4.50%) 3/2/29 •	1,348,341	1,210,979
Virgin Media Bristol 8.656% (SOFR06M + 3.35%) 3/31/31 •	215,000	203,520
		7,292,879

NQ- OPTFI [0624] 0824 (3775194)    31

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Consumer Non-Cyclical — 0.60%
Concentra Health Services Tranche B TBD 6/26/31 X	1,540,000	$ 1,545,775
Flutter Entertainment Public Limited Tranche B 7.585% (SOFR03M + 2.25%) 11/25/30 •	1,537,275	1,539,965
Hilton Worldwide Finance Tranche B4 7.100% (SOFR01M + 1.75%) 8/27/24 •	1,088,891	1,091,953
IRB Holding Tranche B 8.190% (SOFR01M + 2.85%) 7/31/24 •	3,506,736	3,509,475
Marriott Ownership Resorts TBD 4/1/31 X	1,900,000	1,909,500
MPH Acquisition Holdings 9.860% (SOFR03M + 4.51%) 8/30/24 •	1,750,500	1,464,293
Scientific Games International Tranche B-1 8.080% (SOFR01M + 2.75%) 4/14/29 •	1,869,631	1,876,351
Staples 11.084% (SOFR03M + 5.75%) 9/4/29 •	1,530,000	1,409,274
TransUnion Intermediate Holdings Tranche B-8 7.094% (SOFR01M + 1.75%) 6/5/31 •	1,485,000	1,485,309
		15,831,895
Finance Companies — 0.19%
Castlelake Aviation One Designated Activity 8.089% (SOFR03M + 2.75%) 10/22/27 •	1,617,241	1,622,462
Peer Holding III Tranche B5 TBD 6/21/31 X	3,345,000	3,352,667
		4,975,129
Industrial — 0.07%
Roper Industrial Product TBD 11/22/29 X	1,975,050	1,985,233
		1,985,233
	Principal amount°	Value (US $)

Loan Agreements (continued)
Insurance — 0.22%
Ardonagh Group Finco 1st Lien TBD 2/27/31 X, =	2,840,000	$ 2,838,225
DaVita Tranche B-1 7.344% (SOFR01M + 2.00%) 5/9/31 •	2,345,000	2,342,362
USI 8.085% (SOFR03M + 2.75%) 9/27/30 •	699,721	700,596
		5,881,183
Technology — 0.24%
Broadcom TBD 11/20/26 X	2,700,000	2,686,500
Entegris Tranche B 7.085% (SOFR03M + 1.75%) 7/6/29 •	768,192	769,345
Epicor Software
TBD 5/23/31 X	79,992	80,428
Tranche E 8.594% (SOFR01M + 3.25%) 5/23/31 •	773,935	778,157

Informatica Tranche B 7.594% (SOFR01M + 2.25%) 10/27/28 •	620,713	623,040
UKG Tranche B 8.576% (SOFR01M + 3.25%) 2/10/31 •	1,302,848	1,309,227
		6,246,697
Transportation — 0.03%
Delta Air Lines 9.078% (SOFR03M + 3.75%) 10/20/27 •	214,638	220,171
Mileage Plus Holdings 10.744% (SOFR03M + 5.40%) 6/21/27 •	600,000	613,013
		833,184
Utilities — 0.03%
Calpine
7.344% (SOFR01M + 2.00%) 12/16/27 •	181,177	181,565
7.344% (SOFR01M + 2.00%) 1/31/31 •	238,153	237,826

Vistra Operations 7.344% (SOFR01M + 2.00%) 12/20/30 •	501,765	503,450
		922,841
Total Loan Agreements (cost $47,365,240)		47,084,899

32    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds — 1.46%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	$ 155,911
			155,911
Angola — 0.01%
Angolan Government International Bonds
8.25% 5/9/28 ■		200,000	188,392
144A 8.75% 4/14/32 #		200,000	177,498
			365,890
Argentina — 0.01%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		300,000	169,653
1.00% 7/9/29		31,833	18,304
3.625% 7/9/35 ~		461,150	194,276
			382,233
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	312,812
			312,812
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #		200,000	186,352
			186,352
Bermuda — 0.02%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		400,000	386,560
5.00% 7/15/32 ■		255,000	246,432
			632,992
Brazil — 0.30%
Brazil Letras do Tesouro Nacional
10.327% 1/1/25 ^	BRL	22,200,000	3,772,177
10.404% 4/1/25 ^	BRL	17,000,000	2,814,734
Brazilian Government International Bonds
4.75% 1/14/50		233,000	167,667
6.00% 10/20/33		200,000	192,601
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Brazil (continued)
Brazilian Government International Bonds
7.125% 5/13/54	1,200,000	$ 1,161,921
		8,109,100
Chile — 0.01%
Chile Government International Bonds
3.10% 5/7/41	323,000	237,114
3.50% 1/25/50	200,000	144,369
		381,483
Colombia — 0.02%
Colombia Government International Bonds
5.00% 6/15/45	200,000	141,072
5.20% 5/15/49	200,000	141,365
8.75% 11/14/53	200,000	210,823
		493,260
Dominican Republic — 0.03%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	500,000	448,815
5.30% 1/21/41 ■	231,000	196,565
144A 5.50% 2/22/29 #	200,000	193,685
		839,065
Ecuador — 0.01%
Ecuador Government International Bonds
144A 2.50% 7/31/40 #, ~	278,501	127,832
144A 6.00% 7/31/30 #, ~	125,307	79,683
144A 6.61% 7/31/30 #, ^	35,471	17,026
		224,541
Egypt — 0.02%
Egypt Government International Bonds
5.80% 9/30/27 ■	211,000	190,427
144A 8.70% 3/1/49 #	359,000	270,681
		461,108
El Salvador — 0.01%
El Salvador Government International Bonds
144A 0.25% 4/17/30 #	150,000	4,639

NQ- OPTFI [0624] 0824 (3775194)    33

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
El Salvador (continued)
El Salvador Government International Bonds
6.375% 1/18/27 ■	119,000	$ 106,415
144A 9.25% 4/17/30 #	150,000	133,683
		244,737
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	200,000	151,026
		151,026
Georgia — 0.01%
Georgia Government International Bond 144A 2.75% 4/22/26 #	200,000	183,920
		183,920
Ghana — 0.00%
Ghana Government International Bond 144A 7.75% 4/7/29 #	230,000	117,154
		117,154
Hungary — 0.01%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	215,000	218,999
		218,999
Indonesia — 0.01%
Indonesia Government International Bond 5.45% 9/20/52	200,000	198,243
		198,243
Israel — 0.05%
Israel Government International Bond 5.375% 3/12/29	1,400,000	1,375,261
		1,375,261
Italy — 0.25%
Cassa Depositi e Prestiti 144A 5.875% 4/30/29 #	6,600,000	6,705,072
		6,705,072
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ivory Coast — 0.02%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		200,000	$ 177,813
144A 7.625% 1/30/33 #		270,000	262,713
			440,526
Japan — 0.19%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	1,212,850,000	5,045,947
			5,045,947
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #		200,000	194,989
			194,989
Kazakhstan — 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #		207,000	239,246
			239,246
Mexico — 0.02%
Mexico Government International Bonds
4.875% 5/19/33		395,000	364,793
6.338% 5/4/53		200,000	189,071
			553,864
Nigeria — 0.02%
Nigeria Government International Bonds
7.375% 9/28/33 ■		320,000	262,031
144A 7.875% 2/16/32 #		337,000	291,836
			553,867
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #		343,000	350,000
			350,000

34    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Panama — 0.01%
Panama Bonos del Tesoro 3.362% 6/30/31		200,000	$ 160,750
			160,750
Paraguay — 0.01%
Paraguay Government International Bond 144A 5.40% 3/30/50 #		403,000	353,062
			353,062
Peru — 0.01%
Peruvian Government International Bond 2.844% 6/20/30		312,000	272,782
			272,782
Poland — 0.02%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #		370,000	366,700
Republic of Poland Government International Bond 5.50% 4/4/53		203,000	199,468
			566,168
Qatar — 0.01%
Qatar Government International Bond 144A 4.40% 4/16/50 #		411,000	360,167
			360,167
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	156,272
			156,272
Romania — 0.07%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,577,113
144A 2.625% 12/2/40 #	EUR	123,000	85,752
144A 3.375% 1/28/50 #	EUR	109,000	77,730
7.125% 1/17/33 ■		176,000	185,664
			1,926,259
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Saudi Arabia — 0.01%
Saudi Government International Bond 4.50% 10/26/46 ■		200,000	$ 169,730
			169,730
Serbia — 0.02%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	182,530
144A 3.125% 5/15/27 #	EUR	100,000	102,784
144A 6.00% 6/12/34 #		200,000	197,125
			482,439
South Africa — 0.13%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	2,934,748
5.65% 9/27/47		200,000	151,475
5.875% 6/22/30		268,000	255,095
			3,341,318
South Korea — 0.03%
Export-Import Bank of Korea 5.125% 1/11/33		200,000	202,370
Korea Housing Finance 144A 4.625% 2/24/33 #		255,000	244,530
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		260,000	259,643
			706,543
Sri Lanka — 0.00%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		253,000	149,129
			149,129
Turkey — 0.03%
Turkey Government International Bonds
7.625% 4/26/29		300,000	306,758
9.125% 7/13/30		200,000	218,276

Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		350,000	340,881
			865,915

NQ- OPTFI [0624] 0824 (3775194)    35

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ukraine — 0.01%
Ukraine Government International Bond 144A 7.75% 9/1/28 #		505,000	$ 155,463
			155,463
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■		370,000	56,333
			56,333
Total Sovereign Bonds (cost $42,287,007)			38,839,928

Supranational Banks — 0.03%
African Development Bank 5.75% 5/7/34 μ, ψ		325,000	314,431
Banque Ouest Africaine de Developpement 144A 2.75% 1/22/33 #	EUR	200,000	172,755
Corp Andina de Fomento 5.00% 1/24/29		200,000	199,667
Total Supranational Banks (cost $756,458)			686,853

US Treasury Obligations — 16.60%
US Treasury Bonds
1.375% 11/15/40		100,000	63,137
1.625% 11/15/50		13,500,000	7,393,623
1.75% 8/15/41		1,800,000	1,189,934
1.875% 2/15/41		52,800,000	36,148,406
1.875% 2/15/51		2,700,000	1,577,285
1.875% 11/15/51		5,100,000	2,961,187
2.00% 2/15/50		16,000,000	9,720,626
2.25% 8/15/46		13,695,000	9,131,784
2.25% 8/15/49		850,000	549,545
2.25% 2/15/52		2,600,000	1,656,789
2.50% 2/15/45		37,100,000	26,475,777
2.75% 8/15/42		900,000	692,508
2.75% 11/15/42		1,400,000	1,073,352
2.875% 5/15/43		2,200,000	1,709,125
2.875% 8/15/45		16,700,000	12,689,391
3.00% 5/15/47		900,000	688,641
3.00% 8/15/48		3,770,000	2,861,224
3.00% 2/15/49		700,000	530,359
3.125% 5/15/48		1,490,000	1,159,028
3.625% 5/15/53		24,300,000	20,682,527
3.875% 2/15/43		23,845,000	21,561,097
4.25% 2/15/54		11,830,000	11,267,151
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
4.625% 5/15/44	10,275,000	$ 10,257,340
US Treasury Floating Rate Notes
5.46% (USBMMY3M + 0.15%) 4/30/26 •	18,635,000	18,638,611
5.545% (USBMMY3M + 0.25%) 1/31/26 •	8,110,000	8,123,252
US Treasury Inflation Indexed Notes
0.625% 7/15/32	35,288,532	31,657,391
1.125% 1/15/33	19,473,285	18,025,310
US Treasury Notes
0.50% 10/31/27	13,200,000	11,589,188
2.125% 11/30/24 ∞	11,130,000	10,987,294
2.25% 11/15/24	1,526,000	1,508,383
2.625% 3/31/25	12,700,000	12,461,337
3.50% 1/31/30	15,650,000	14,990,378
4.00% 2/15/34	15,940,000	15,475,499
4.375% 5/15/34	20,330,000	20,337,941
4.50% 5/15/27	14,060,000	14,042,975
4.50% 9/30/28	12,620,000	12,728,700
4.50% 5/31/29	34,585,000	34,825,473
4.50% 5/31/31	16,005,000	16,267,583
4.625% 4/30/31	15,225,000	15,473,595

US Treasury STRIP Principal 2.774% 5/15/44 ^	5,940,000	2,369,098
Total US Treasury Obligations (cost $464,446,867)		441,541,844
	Number of shares
Common Stock — 0.04%
Industrials — 0.04%
Grupo Aeromexico =, †	50,210	960,563
Total Common Stock (cost $739,329)		960,563

36    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
	Notional amount*	Value (US $)
Options Purchased — 0.03%
Call Swaptions — 0.01%
1 yr IRS pay a fixed rate 2.73% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/14/24 (GS)	28,100,000	$ 12,861
1 yr IRS pay a fixed rate 2.75% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/13/24 (GS)	42,300,000	20,308
1 yr IRS pay a fixed rate 2.75% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/15/24 (GS)	19,900,000	10,042
1 yr IRS pay a fixed rate 2.77% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/18/24 (GS)	13,600,000	7,377
1 yr IRS pay a fixed rate 2.80% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/20/24 (GS)	19,000,000	11,875
1 yr IRS pay a fixed rate 2.80% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 12/17/24 (GS)	19,000,000	17,497
	Notional amount*	Value (US $)
Options Purchased (continued)
Call Swaptions (continued)
1 yr IRS pay a fixed rate 2.82% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/21/24 (GS)	18,800,000	$ 12,615
1 yr IRS pay a fixed rate 2.85% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/22/24 (GS)	14,600,000	10,805
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/25/24 (GS)	20,800,000	19,316
		122,696
	Number of contracts
Foreign Currency Call Options — 0.02%
USD vs CNH strike price $7.275, expiration date 12/6/24, notional amount $4,365,000 (BNP)	600,000	155,186
USD vs CNH strike price $7.30, expiration date 1/14/25, notional amount $2,044,000 (CITI)	280,000	52,864
USD vs CNH strike price $7.325, expiration date 12/6/24, notional amount $3,662,500 (BNP)	500,000	97,718
NQ- OPTFI [0624] 0824 (3775194)    37

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Number of contracts	Value (US $)
Foreign Currency Call Options (continued)
USD vs CNH strike price $7.325, expiration date 1/14/25, notional amount $2,197,500 (BNP)	300,000	$ 49,877
USD vs CNH strike price $7.40, expiration date 12/6/24, notional amount $2,072,000 (BNP)	280,000	40,771
USD vs CNH strike price $7.40, expiration date 1/14/25, notional amount $2,072,000 (BNP)	280,000	36,227
USD vs CNH strike price $7.40, expiration date 1/23/25, notional amount $2,072,000 (BNP)	280,000	37,881
USD vs CNH strike price $7.45, expiration date 2/14/25, notional amount $2,086,000 (CITI)	280,000	30,088
		500,612
Total Options Purchased (premium paid $293,898)		623,308
Number of shares
Short-Term Investments — 25.04%
Money Market Mutual Funds — 1.23%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	8,214,326	8,214,326
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	8,214,326	$ 8,214,326
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	8,214,326	8,214,326
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	8,214,326	8,214,326
		32,857,304
Principal amount°
Repurchase Agreements — 23.81%
US Treasury repurchase agreement with JPMorgan Securities 5.32%, dated 3/11/24, to be repurchased 3/11/26, repurchase price $190,645,224 (collateralized by US government obligations; 1.875%-2.25%; market value $175,896,632)	172,104,415	172,104,415

38    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with Standard Chartered Bank 5.43%, dated 6/27/24, to be repurchased 7/1/24, repurchase price $229,603,849 (collateralized by US government obligations; 0.125% - 2.375%; market value $233,280,243)	229,500,000	$ 229,500,000
US Treasury repurchase agreement with Standard Chartered Bank 5.44%, dated 6/28/24, to be repurchased 7/2/24, repurchase price $231,735,012 (collateralized by US government obligations; 0.125%-3.625%; market value $235,426,691)	231,700,000	231,700,000
		633,304,415
Total Short-Term Investments (cost $666,161,719)		666,161,719
Total Value of Securities Before Options Written—138.13% (cost $3,807,946,552)		3,674,357,812
Notional amount*
Options Written — (0.01%)
Call Swaptions — (0.01%)
5 yr IRS pay a fixed rate 3.85% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/5/24 (JPMCB)	(3,300,000)	(759)
	Notional amount*	Value (US $)
Options Written (continued)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 2.30% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/14/24 (GS)	(3,100,000)	$ (13,324)
10 yr IRS pay a fixed rate 2.31% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/13/24 (GS)	(4,700,000)	(20,597)
10 yr IRS pay a fixed rate 2.31% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/15/24 (GS)	(2,200,000)	(9,867)
10 yr IRS pay a fixed rate 2.31% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/18/24 (GS)	(1,500,000)	(6,937)
10 yr IRS pay a fixed rate 2.35% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/20/24 (GS)	(2,100,000)	(11,224)
10 yr IRS pay a fixed rate 2.353% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 12/17/24 (GS)	(2,100,000)	(14,275)

NQ- OPTFI [0624] 0824 (3775194)    39

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Notional amount*	Value (US $)
Options Written (continued)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 2.357% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/21/24 (GS)	(2,100,000)	$ (11,596)
10 yr IRS pay a fixed rate 2.36% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/22/24 (GS)	(1,600,000)	(9,000)
10 yr IRS pay a fixed rate 2.40% and receive a floating rate based on 6-month EUR-ICE SOFR expiration date 11/25/24 (GS)	(2,300,000)	(14,977)
10 yr IRS pay a fixed rate 2.55% and receive a floating rate based on 1-month EUR-ICE SOFR expiration date 7/15/24 (GS)	(1,000,000)	(340)
10 yr IRS pay a fixed rate 3.54% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/24/24 (GS)	(100,000)	(72)
10 yr IRS pay a fixed rate 3.628% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/18/24 (GS)	(1,400,000)	(1,151)
	Notional amount*	Value (US $)
Options Written (continued)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 3.63% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/29/24 (MS)	(1,500,000)	$ (2,767)
10 yr IRS pay a fixed rate 3.64% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/23/24 (JPMCB)	(6,200,000)	(8,469)
10 yr IRS pay a fixed rate 3.648% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/24/24 (GS)	(4,500,000)	(6,951)
10 yr IRS pay a fixed rate 3.68% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/22/24 (GS)	(100,000)	(169)
10 yr IRS pay a fixed rate 3.69% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/29/24 (MS)	(1,400,000)	(3,681)
10 yr IRS pay a fixed rate 3.71% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/29/24 (GS)	(1,000,000)	(2,948)

40    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
	Notional amount*	Value (US $)
Options Written (continued)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 3.765% and receive a floating rate based on 2-month USD-ICE SOFR expiration date 7/22/24 (MS)	(2,200,000)	$ (6,579)
10 yr IRS pay a fixed rate 3.80% and receive a floating rate based on 2-month USD-ICE SOFR expiration date 7/8/24 (BAML)	(3,300,000)	(4,302)
10 yr IRS pay a fixed rate 3.88% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/8/24 (GS)	(1,300,000)	(3,826)
		(153,811)
Put Swaptions — (0.00%)
5 yr IRS pay a fixed rate 4.25% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/5/24 (JPMCB)	(3,300,000)	(888)
10 yr IRS pay a fixed rate 2.88% and receive a floating rate based on 1-month EUR-ICE SOFR expiration date 7/15/24 (GS)	(1,000,000)	(4,103)
10 yr IRS pay a fixed rate 3.978% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/18/24 (GS)	(1,400,000)	(8,488)
	Notional amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 3.99% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/23/24 (JPMCB)	(6,200,000)	$ (40,088)
10 yr IRS pay a fixed rate 3.998% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/24/24 (GS)	(4,500,000)	(28,540)
10 yr IRS pay a fixed rate 4.00% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/24/24 (GS)	(100,000)	(627)
10 yr IRS pay a fixed rate 4.03% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/22/24 (GS)	(100,000)	(505)
10 yr IRS pay a fixed rate 4.04% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/29/24 (MS)	(1,400,000)	(8,012)
10 yr IRS pay a fixed rate 4.09% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/29/24 (MS)	(1,500,000)	(6,621)

NQ- OPTFI [0624] 0824 (3775194)    41

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Notional amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 4.11% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/29/24 (GS)	(1,000,000)	$ (3,962)
10 yr IRS pay a fixed rate 4.23% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 7/8/24 (GS)	(1,300,000)	(308)
10 yr IRS pay a fixed rate 4.265% and receive a floating rate based on 2-month USD-ICE SOFR expiration date 7/22/24 (MS)	(2,200,000)	(2,310)
10 yr IRS pay a fixed rate 4.35% and receive a floating rate based on 2-month USD-ICE SOFR expiration date 7/8/24 (BAML)	(3,300,000)	(126)
		(104,578)
Total Options Written (premium received $198,644)		(258,389)

Liabilities Net of Receivables and Other Assets—(38.12%)★		(1,013,960,633)
Net Assets Applicable to 326,048,679 Shares Outstanding—100.00%		$2,660,138,790
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
∞	Fully or partially pledged as collateral for futures and swap contracts.
Δ	Securities have been classified by country of risk.
X	This loan will settle after June 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2024.
>>	PIK. 100% of the income received was in the form of principal.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $480,918,511, which represents 18.08% of the Fund’s net assets.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
★	Includes $3,369,174 cash collateral held at brokers for certain open derivatives, $2,369,000 cash collateral pledged for TBA transactions, and $XXXXX cash collateral due to brokers for certain open derivatives.

42    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2024:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	EUR	(88,942,000)	USD	96,564,258	7/2/24	$1,294,342	$—
BAML	INR	8,954,272	USD	(106,894)	9/24/24	195	—
BAML	KRW	(36,637,383)	USD	26,774	7/22/24	194	—
BAML	MXN	(114,924,000)	USD	6,032,774	9/18/24	—	(167,874)
BNP	AUD	(5,210,224)	USD	3,471,600	7/2/24	—	(4,482)
BNP	AUD	5,210,224	USD	(3,474,555)	8/2/24	4,591	—
BNP	BRL	(22,200,000)	USD	3,997,731	1/3/25	109,076	—
BNP	CAD	(3,761)	USD	2,755	7/2/24	6	—
BNP	CAD	(1,816,942)	USD	1,328,860	8/2/24	—	(371)
BNP	EUR	(87,907,000)	USD	94,162,638	8/2/24	—	(142,877)
BNP	GBP	(6,902,000)	USD	8,729,070	8/2/24	2,262	—
BNP	KRW	(39,457,040)	USD	28,748	7/22/24	121	—
BNP	PLN	(476,044)	USD	117,479	7/22/24	—	(744)
CITI	BRL	(36,933,755)	USD	6,755,392	8/2/24	176,096	—
CITI	BRL	37,237,202	USD	(6,775,794)	10/2/24	—	(186,985)
CITI	EUR	(390,000)	USD	418,176	7/2/24	429	—
CITI	INR	14,485,127	USD	(173,260)	9/24/24	—	(23)
CITI	MXN	(3,264,000)	USD	177,178	7/15/24	—	(761)
CITI	MXN	(130,255)	USD	6,939	9/18/24	—	(89)
CITI	TRY	105,907,773	USD	(3,141,499)	7/24/24	8,420	—
DB	AUD	5,210,224	USD	(3,459,016)	7/2/24	17,067	—
DB	BRL	43,876,904	USD	(8,242,441)	8/2/24	—	(426,308)
DB	KRW	(21,564,603)	USD	15,674	7/22/24	29	—
JPMCB	BRL	(17,000,000)	USD	3,024,481	4/2/25	80,122	—
JPMCB	EUR	1,425,000	USD	(1,553,681)	7/2/24	—	(27,298)
JPMCB	EUR	(866,000)	USD	925,937	7/12/24	—	(2,124)
JPMCB	INR	1,975,805	USD	(23,581)	9/24/24	49	—
JPMCB	JPY	(476,150)	USD	3,042	7/2/24	81	—
JPMCB	JPY	(133,771,502)	USD	838,292	8/2/24	2,248	—
JPMCB	JPY	(1,437,040,000)	USD	9,126,806	8/23/24	115,241	—
JPMCB	JPY	606,900,000	USD	(3,941,159)	8/23/24	—	(135,336)
JPMCB	KRW	(26,616,226)	USD	19,296	7/22/24	—	(15)
JPMCB	MXN	118,449,891	USD	(6,545,459)	9/18/24	—	(154,574)
JPMCB	TRY	111,423,049	USD	(3,302,598)	7/3/24	91,623	—
JPMCB	TRY	12,561,818	USD	(369,107)	7/12/24	9,674	—
JPMCB	TRY	94,631,095	USD	(2,779,719)	7/29/24	18,760	—
JPMCB	TRY	15,172,600	USD	(422,635)	8/8/24	20,820	—
JPMCB	TRY	29,086,750	USD	(797,225)	8/26/24	35,414	—
TD	EUR	(4,728,330)	USD	5,158,703	8/23/24	80,755	—
Total Forward Foreign Currency Exchange Contracts						$2,067,615	$(1,249,861)

NQ- OPTFI [0624] 0824 (3775194)    43

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
166	Canadian Treasury 10 yr Bonds	$14,569,365	$14,465,336	9/18/24	$104,029	$—	$(37,471)
(176)	Euro-Bobl	(21,947,450)	(21,757,994)	9/6/24	—	(189,456)	28,151
(140)	Euro-Bund	(19,734,181)	(19,478,123)	9/6/24	—	(256,058)	62,793
(50)	Euro-Schatz	(5,659,971)	(5,635,223)	9/6/24	—	(24,748)	1,859
(33)	Long 10 yr Gilt	(4,070,162)	(4,056,779)	9/26/24	—	(13,383)	17,930
1,745	US Treasury 5 yr Notes	185,978,828	185,053,505	9/30/24	925,323	—	(190,850)
(1,335)	US Treasury 10 yr Notes	(146,829,140)	(145,465,360)	9/19/24	—	(1,363,780)	354,603
97	US Treasury 10 yr Ultra Notes	11,012,531	11,087,641	9/19/24	—	(75,110)	(46,985)
(71)	US Treasury 10 yr Ultra Notes	(8,060,718)	(7,982,399)	9/19/24	—	(78,319)	34,391
830	US Treasury Long Bonds	98,199,375	98,163,126	9/19/24	36,249	—	(830,000)
164	US Treasury Ultra Bonds	20,556,375	20,683,189	9/19/24	—	(126,814)	(271,625)
Total Futures Contracts			$125,076,919		$1,065,601	$(2,127,668)	$(877,204)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly	700,000	1.000%	$2,237	$(2,039)	$4,276	$—	$95
Boeing 7.25% 6/15/25 Baa3 12/20/26-Quarterly	4,100,000	1.000%	5,118	(11,360)	16,479	—	885
British Telecom 2.70% 10/9/22 Baa1 12/20/28-Quarterly	EUR 1,600,000	1.000%	24,565	(52,886)	77,451	—	(47)
British Telecom 5.75% 12/7/28 Baa2 12/20/24-Quarterly	EUR 2,800,000	1.000%	12,035	15,077	—	(3,042)	(137)
CDX.ITRX.EUR.41[4] 6/20/29-Quarterly	EUR 100,000	1.000%	1,905	2,245	—	(340)	60
CDX.NA.IG.35[5] 12/20/25-Quarterly	400,000	1.000%	4,636	3,106	1,530	—	15
44    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared: (continued)
Protection Sold/Moody's Ratings (continued):
CDX.NA.IG.36[5] 6/20/26-Quarterly	1,900,000	1.000%	$27,424	$18,588	$8,836	$—	$174
CDX.NA.IG.37[5] 12/20/26-Quarterly	300,000	1.000%	4,938	3,284	1,654	—	(5)
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly	1,200,000	1.000%	24,048	6,421	17,627	—	85
General Electric 2.70% 10/9/22 Baa1 6/20/26-Quarterly	600,000	1.000%	10,170	2,285	7,885	—	25
General Motors 4.875% 10/2/23 Baa2 12/20/26-Quarterly	240,000	5.000%	25,454	22,366	3,088	—	(19)
General Motors 4.875% 10/2/23 Baa2 6/20/28-Quarterly	275,000	5.000%	41,342	25,452	15,889	—	(86)
Tesco 1.00% 6/25/19 Baa3 6/20/28-Quarterly	EUR 2,700,000	1.000%	60,101	495	59,606	—	(180)
			243,973	33,034	214,321	(3,382)	865
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/20/26-Quarterly	2,085,000	1.000%	(19,591)	6,157	—	(25,748)	—
JPMCB Mexico 10.375% 1/28/33 Baa2 6/20/28-Quarterly	1,275,000	1.000%	(5,073)	4,252	—	(9,325)	—
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28- Quarterly	401,000	1.000%	10,080	19,496	—	(9,416)	—
			(14,584)	29,905	—	(44,489)	—
Protection Sold/Moody's Ratings:
CITI Israel 2.875% 3/16/26 A2 6/20/27-Quarterly	2,200,000	1.000%	(10,133)	(9,862)	—	(271)	—
DB CMBX.NA.AAA[6] 10/17/57-Monthly	9,762,525	0.500%	(2,993)	(522,852)	519,859	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	127,304	135,721	—	(8,417)	—
NQ- OPTFI [0624] 0824 (3775194)    45

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter (continued):
Protection Sold/Moody's Ratings (continued):
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	$127,304	$134,708	$—	$(7,404)	$—
			241,482	(262,285)	519,859	(16,092)	—
			226,898	(232,380)	519,859	(60,581)	—
Total CDS Contracts			$470,871	$(199,346)	$734,180	$(63,963)	$865
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[8] 10/17/24- (At Maturity/ At Maturity)	5,600,000	(2.92)%/ 5.42%	$(42,572)	$—	$—	$(42,572)	$390
1 yr IRS[8] 10/24/24- (At Maturity/ At Maturity)	1,700,000	(3.018)%/ 5.418%	(13,167)	—	—	(13,167)	111
1 yr IRS[8] 10/25/24- (At Maturity/ At Maturity)	1,700,000	(3.225)%/ 5.418%	(12,166)	—	—	(12,166)	102
1 yr IRS[8] 10/25/24- (At Maturity/ At Maturity)	1,700,000	(3.19)%/ 5.418%	(12,352)	—	—	(12,352)	104
1 yr IRS[8] 10/25/24- (At Maturity/ At Maturity)	1,700,000	(3.14)%/ 5.417%	(12,618)	—	—	(12,618)	106
1 yr IRS[8] 10/27/24- (At Maturity/ At Maturity)	1,800,000	(2.973)%/ 5.417%	(14,637)	—	—	(14,637)	119
1 yr IRS[8] 10/31/24- (At Maturity/ At Maturity)	1,800,000	(2.841)%/ 5.416%	(15,748)	—	—	(15,748)	125
1 yr IRS[8] 12/18/25- (At Maturity/ At Maturity)	14,800,000	3.50%/ (5.33)%	144,225	8,322	135,903	—	(721)
1 yr IRS[9] 12/18/25- (At Maturity/ At Maturity)	CAD 20,400,000	(3.50)%/ 4.80%	(65,309)	(12,780)	—	(52,529)	3,042
46    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
3 yr IRS[10] 2/18/26- (Semiannually/ Quarterly)	42,100,000	(0.64)%/ 5.593%	$(2,866,507)	$(199,563)	$—	$(2,666,944)	$7,423
3 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 196,500,000	11.496%/ (10.40)%	(301,326)	—	—	(301,326)	(171,525)
3 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 2,900,000	11.566%/ (10.40)%	(3,630)	—	—	(3,630)	(2,545)
5 yr IRS[12] 9/16/25- (Annually/ Annually)	GBP 5,700,000	0.50%/ (5.299)%	358,822	(18,001)	376,823	—	(812)
5 yr IRS[13] 4/11/27- (Annually/ Semiannually)	EUR 1,900,000	(0.70)%/ 3.862%	(127,699)	—	—	(127,699)	(1,400)
5 yr IRS[13] 4/12/27- (Annually/ Semiannually)	EUR 3,800,000	(0.65)%/ 3.865%	(260,356)	—	—	(260,356)	(2,797)
5 yr IRS[13] 5/13/27- (Annually/ Semiannually)	EUR 4,100,000	(1.00)%/ 3.80%	(246,399)	—	—	(246,399)	(3,177)
5 yr IRS[13] 5/18/27- (Annually/ Semiannually)	EUR 2,000,000	(1.00)%/ 3.787%	(120,635)	—	—	(120,635)	(1,559)
5 yr IRS[14] 9/14/28- (Annually/ Annually)	JPY 17,640,000,000	0.55%/ (0.016)%	368,540	(253,214)	621,754	—	57,971
5 yr IRS[8] 9/19/28- (Annually/ Annually)	24,000,000	(1.70)%/ 5.431%	(2,248,831)	(2,247,514)	—	(1,317)	(25,751)
5 yr IRS[8] 10/27/28- (Semiannually/ Quarterly)	77,500,000	(2.00)%/ 5.343%	(7,312,921)	—	—	(7,312,921)	(88,262)
5 yr IRS[12] 9/18/29- (Annually/ Annually)	GBP 22,300,000	(4.00)%/ 5.20%	114,376	235,031	—	(120,655)	(27,759)
5 yr IRS[8] 12/18/29- (Annually/ Annually)	30,600,000	3.75%/ (5.33)%	211,956	67,663	144,293	—	64,645
7 yr IRS[8] 10/31/30- (Annually/ Annually)	15,300,000	3.595%/ (5.364)%	350,351	—	350,351	—	42,780
7 yr IRS[8] 10/31/30- (Annually/ Annually)	9,800,000	3.601%/ (5.365)%	221,249	—	221,249	—	27,407
7 yr IRS[8] 10/31/30- (Annually/ Annually)	4,400,000	3.601%/ (5.364)%	99,358	—	99,358	—	12,305
7 yr IRS[8] 10/31/30- (Annually/ Annually)	2,200,000	3.545%/ (5.365)%	56,428	—	56,428	—	6,142
7 yr IRS[8] 10/31/30- (Annually/ Annually)	21,800,000	3.582%/ (5.365)%	515,494	—	515,494	—	60,931
7 yr IRS[8] 10/31/30- (Annually/ Annually)	4,300,000	3.623%/ (5.364)%	91,740	—	91,740	—	12,033
NQ- OPTFI [0624] 0824 (3775194)    47

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
7 yr IRS[8] 10/31/30- (Annually/ Annually)	9,900,000	3.689%/ (5.365)%	$175,185	$—	$175,185	$—	$27,759
7 yr IRS[8] 10/31/30- (Annually/ Annually)	2,900,000	3.664%/ (5.365)%	55,367	—	55,367	—	8,125
7 yr IRS[8] 10/31/30- (Annually/ Annually)	2,300,000	3.677%/ (5.365)%	42,272	—	42,272	—	6,447
7 yr IRS[8] 10/31/30- (Annually/ Annually)	47,400,000	3.589%/ (5.364)%	1,101,971	—	1,101,971	—	132,510
8 yr IRS[10] 10/1/31- (Semiannually/ Quarterly)	8,600,000	(1.80)%/ 5.593%	(1,318,715)	110,843	—	(1,429,558)	(28,244)
8 yr IRS[9] 6/1/32- (Semiannually/ Semiannually)	CAD 16,200,000	3.50%/ (4.78)%	(81,285)	69,810	—	(151,095)	21,219
10 yr IRS[8] 7/15/32- (Annually/ Annually)	15,120,000	(1.857)%/ 5.447%	(2,177,943)	—	—	(2,177,943)	(57,722)
10 yr IRS[8] 6/21/33- (Annually/ Annually)	34,500,000	3.00%/ (5.339)%	2,483,217	1,361,404	1,121,813	—	169,535
10 yr IRS[8] 8/3/33- (Annually/ Annually)	2,500,000	(3.73)%/ 5.448%	(43,854)	—	—	(43,854)	(12,843)
10 yr IRS[8] 8/23/33- (Annually/ Annually)	6,800,000	(3.76)%/ 5.44%	(104,448)	—	—	(104,448)	(35,260)
10 yr IRS[8] 8/30/33- (Annually/ Annually)	4,900,000	(3.80)%/ 5.439%	(60,479)	—	—	(60,479)	(25,517)
10 yr IRS[8] 9/13/33- (Annually/ Annually)	6,600,000	(3.95)%/ 5.434%	(6,134)	—	—	(6,134)	(34,751)
10 yr IRS[8] 9/27/33- (Annually/ Annually)	8,900,000	(4.165)%/ 5.429%	138,386	—	138,386	—	(47,487)
10 yr IRS[8] 10/4/33- (Annually/ Annually)	3,700,000	(4.03)%/ 5.425%	19,275	—	19,275	—	(19,696)
10 yr IRS[8] 10/12/33- (Annually/ Annually)	1,600,000	(4.15)%/ 5.423%	23,126	—	23,126	—	(8,581)
10 yr IRS[8] 10/23/33- (Annually/ Annually)	1,400,000	(4.23)%/ 5.419%	28,946	—	28,946	—	(7,564)
10 yr IRS[8] 10/23/33- (Annually/ Annually)	1,400,000	(4.255)%/ 5.419%	31,647	—	31,647	—	(7,571)
10 yr IRS[8] 10/31/33- (Annually/ Annually)	1,600,000	(4.45)%/ 5.415%	60,354	—	60,354	—	(8,737)
10 yr IRS[8] 11/1/33- (Annually/ Annually)	4,000,000	(4.45)%/ 5.415%	150,918	—	150,918	—	(21,849)
10 yr IRS[8] 11/22/33- (Annually/ Annually)	1,500,000	4.25%/ (5.407)%	(33,598)	—	—	(33,598)	8,193
10 yr IRS[9] 12/20/33- (Semiannually/ Semiannually)	CAD 4,900,000	3.75%/ (4.78)%	(92,077)	(16,924)	—	(75,153)	9,390
10 yr IRS[8] 12/26/33- (Annually/ Annually)	1,300,000	3.842%/ (5.393)%	12,136	—	12,136	—	7,071
48    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[8] 12/29/33- (Annually/ Annually)	2,500,000	3.854%/ (5.39)%	$20,993	$—	$20,993	$—	$13,617
10 yr IRS[8] 1/3/34- (Annually/ Annually)	2,300,000	3.684%/ (5.386)%	50,008	—	50,008	—	12,465
10 yr IRS[8] 1/8/34- (Annually/ Annually)	2,100,000	3.648%/ (5.384)%	51,730	—	51,730	—	11,386
10 yr IRS[8] 1/9/34- (Annually/ Annually)	1,700,000	3.594%/ (5.384)%	49,023	—	49,023	—	9,198
10 yr IRS[8] 1/24/34- (Annually/ Annually)	1,100,000	(3.655)%/ 5.378%	(26,509)	—	—	(26,509)	(5,992)
10 yr IRS[8] 1/24/34- (Annually/ Annually)	3,300,000	(3.665)%/ 5.377%	(76,923)	—	—	(76,923)	(17,984)
10 yr IRS[8] 1/31/34- (Annually/ Annually)	2,800,000	(3.62)%/ 5.375%	(75,288)	—	—	(75,288)	(15,264)
10 yr IRS[8] 3/5/34- (Annually/ Annually)	3,800,000	(3.71)%/ 5.363%	(75,433)	—	—	(75,433)	(20,986)
10 yr IRS[8] 3/5/34- (Annually/ Annually)	200,000	(3.70)%/ 5.363%	(4,129)	—	—	(4,129)	(1,104)
10 yr IRS[8] 3/5/34- (Annually/ Annually)	3,200,000	(3.65)%/ 5.363%	(78,818)	—	—	(78,818)	(17,631)
10 yr IRS[13] 4/3/34- (Annually/ Semiannually)	EUR 2,600,000	2.67%/ (3.851)%	39,549	—	39,549	—	8,415
10 yr IRS[8] 4/15/34- (Annually/ Annually)	3,300,000	(3.90)%/ 5.348%	(15,295)	—	—	(15,295)	(18,564)
10 yr IRS[8] 4/16/34- (Annually/ Annually)	6,800,000	(3.95)%/ 5.347%	(4,117)	—	—	(4,117)	(38,329)
10 yr IRS[8] 4/30/34- (Annually/ Annually)	3,400,000	(4.09)%/ 5.343%	36,494	—	36,494	—	(19,325)
10 yr IRS[8] 6/20/34- (Annually/ Annually)	36,200,000	3.75%/ (5.328)%	604,670	(739,177)	1,343,847	—	205,605
10 yr IRS[8] 7/2/34- (Annually/ Annually)	2,000,000	3.994%/ (5.33)%	(6,876)	—	—	(6,876)	(6,876)
10 yr IRS[8] 7/2/34- (Annually/ Annually)	1,300,000	4.06%/ (5.33)%	(11,490)	—	—	(11,490)	(11,490)
10 yr IRS[12] 9/18/34- (Annually/ Annually)	GBP 4,800,000	(3.75)%/ 5.20%	(43,723)	49,412	—	(93,135)	(21,457)
10 yr IRS[13] 9/18/34- (Annually/ Semiannually)	EUR 33,400,000	(2.75)%/ 3.682%	(189,875)	403,360	—	(593,235)	(114,486)
30 yr IRS[8] 12/21/52- (Annually/ Annually)	17,000,000	1.75%/ (5.392)%	5,898,749	3,309,556	2,589,193	—	213,350
30 yr IRS[8] 9/19/53- (Annually/ Annually)	4,800,000	1.842%/ (5.431)%	1,601,518	1,539,745	61,773	—	61,828
30 yr IRS[8] 10/27/53- (Semiannually/ Quarterly)	15,500,000	2.06%/ (5.343)%	5,332,246	—	5,332,246	—	197,386
NQ- OPTFI [0624] 0824 (3775194)    49

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
30 yr IRS[8] 3/5/54- (Annually/ Annually)	1,400,000	(3.555)%/ 5.363%	$(47,694)	$—	$—	$(47,694)	$(22,615)
30 yr IRS[13] 9/18/54- (Annually/ Semiannually)	EUR 6,000,000	2.50%/ (3.682)%	35,964	(131,943)	167,907	—	47,502
30 yr IRS[8] 6/20/54- (Annually/ Annually)	8,400,000	3.50%/ (5.328)%	359,059	(3,267)	362,326	—	135,808
30 yr IRS[14] 9/18/54- (Annually/ Annually)	JPY 180,000,000	(1.50)%/ 0.076%	(72,548)	(63,748)	—	(8,800)	(5,482)
Total IRS Contracts			$2,611,218	$3,469,015	$15,679,878	$(16,537,675)	$622,830
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(1,520,118).
[4]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[5]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[6]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-
backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[7]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[8]	Rates resets based on SOFR.
[9]	Rates resets based on CORRA.
[10]	Rate resets based on LIBOR03M.
[11]	Rates resets based on Brazil CETIP Interbank Deposit.
[12]	Rate resets based on SONIA.
[13]	Rate resets based on EUR006M.
[14]	Rate resets based on MUTKCALM.
Summary of abbreviations:
12MTA – 12 Month Treasury Average
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage

50    NQ- OPTFI [0624] 0824 (3775194)

(Unaudited)
Summary of abbreviations: (continued)
BAML – Bank of America Merrill Lynch
BNP – BNP Paribas
BP0003M – 3 Month Sterling LIBOR Interest Rate
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CETIP – Central de Custódia de Liquidação Financeira de Títulos
CITI – Citigroup
CJSC – Closed Joint Stock Company
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
CORRA – Canadian Overnight Repo Rate Average
DAC – Designated Activity Company
DB – Deutsche Bank
EUR003M – EURIBOR EUR 3 Month
EUR006M – EURIBOR EUR 6 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MS – Morgan Stanley
MUTKCALM – Japan Overnight Call Rate
Summary of abbreviations: (continued)
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SONIA – Sterling Overnight Indexed Average
STRIP – Separate Trading of Registered Interest and Principal
TBA – To be announced
TBD – To be determined
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CNH – Chinese Yuan Renminbi
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
PLN – Polish Zloty
TRY – Turkish Lira
USD – US Dollar
NQ- OPTFI [0624] 0824 (3775194)    51